UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Floating-Rate Advantage Fund

Class A CFOAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	2.58%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$9,675	$10,000	$10,000
11/17	$9,669	$10,960	$10,071
12/17	$9,698	$11,008	$10,111
1/18	$9,772	$10,902	$10,209
2/18	$9,785	$10,799	$10,229
3/18	$9,803	$10,853	$10,258
4/18	$9,847	$10,781	$10,300
5/18	$9,844	$10,840	$10,318
6/18	$9,837	$10,824	$10,329
7/18	$9,900	$10,847	$10,406
8/18	$9,929	$10,900	$10,448
9/18	$9,989	$10,853	$10,519
10/18	$9,973	$10,763	$10,516
11/18	$9,871	$10,811	$10,421
12/18	$9,557	$10,980	$10,156
1/19	$9,842	$11,132	$10,415
2/19	$10,012	$11,144	$10,580
3/19	$9,970	$11,345	$10,562
4/19	$10,133	$11,361	$10,736
5/19	$10,084	$11,535	$10,713
6/19	$10,104	$11,698	$10,739
7/19	$10,188	$11,733	$10,825
8/19	$10,179	$11,998	$10,795
9/19	$10,231	$11,946	$10,846
10/19	$10,200	$11,985	$10,797
11/19	$10,248	$11,982	$10,860
12/19	$10,427	$12,000	$11,034
1/20	$10,475	$12,216	$11,095
2/20	$10,317	$12,399	$10,949
3/20	$9,121	$12,156	$9,594
4/20	$9,419	$12,400	$10,026
5/20	$9,745	$12,516	$10,407
6/20	$9,787	$12,620	$10,525
7/20	$9,993	$12,842	$10,731
8/20	$10,114	$12,768	$10,892
9/20	$10,124	$12,745	$10,961
10/20	$10,126	$12,699	$10,983
11/20	$10,359	$12,865	$11,227
12/20	$10,471	$12,909	$11,378
1/21	$10,582	$12,828	$11,514
2/21	$10,623	$12,663	$11,581
3/21	$10,601	$12,515	$11,581
4/21	$10,641	$12,621	$11,641
5/21	$10,697	$12,669	$11,708
6/21	$10,730	$12,761	$11,752
7/21	$10,719	$12,889	$11,750
8/21	$10,776	$12,881	$11,806
9/21	$10,831	$12,771	$11,882
10/21	$10,852	$12,760	$11,913
11/21	$10,816	$12,776	$11,894
12/21	$10,898	$12,767	$11,970
1/22	$10,896	$12,487	$12,014
2/22	$10,838	$12,317	$11,952
3/22	$10,818	$11,986	$11,958
4/22	$10,810	$11,539	$11,984
5/22	$10,489	$11,603	$11,677
6/22	$10,144	$11,371	$11,424
7/22	$10,450	$11,657	$11,668
8/22	$10,599	$11,354	$11,844
9/22	$10,250	$10,865	$11,574
10/22	$10,358	$10,745	$11,689
11/22	$10,503	$11,146	$11,829
12/22	$10,514	$11,108	$11,878
1/23	$10,844	$11,453	$12,195
2/23	$10,917	$11,171	$12,265
3/23	$10,921	$11,434	$12,261
4/23	$11,036	$11,503	$12,390
5/23	$10,969	$11,384	$12,368
6/23	$11,242	$11,366	$12,648
7/23	$11,413	$11,378	$12,810
8/23	$11,528	$11,309	$12,960
9/23	$11,583	$11,040	$13,085
10/23	$11,529	$10,874	$13,083
11/23	$11,710	$11,363	$13,242
12/23	$11,929	$11,794	$13,460
1/24	$12,018	$11,766	$13,551
2/24	$12,117	$11,625	$13,674
3/24	$12,227	$11,739	$13,791
4/24	$12,290	$11,465	$13,874
5/24	$12,393	$11,655	$14,004
6/24	$12,425	$11,761	$14,053
7/24	$12,514	$12,028	$14,149
8/24	$12,588	$12,205	$14,239
9/24	$12,671	$11,281	$14,307

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class A	9.43%	4.37%	3.95%
Class A with 3.25% Maximum Sales Charge	5.88%	3.68%	3.45%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	5.7%
Senior Floating-Rate Loans	92.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
4.4%
BB
25.8%
B
64.5%
CCC or Lower
3.8%
Not Rated
1.5%

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFOAX-TSR-AR

Calvert Floating-Rate Advantage Fund

Class I CFOIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$243	2.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$1,000,000	$1,000,000	$1,000,000
11/17	$999,001	$1,095,989	$1,007,148
12/17	$1,003,244	$1,100,820	$1,011,137
1/18	$1,011,152	$1,090,227	$1,020,869
2/18	$1,012,254	$1,079,889	$1,022,896
3/18	$1,014,189	$1,085,336	$1,025,778
4/18	$1,018,889	$1,078,094	$1,030,017
5/18	$1,018,641	$1,083,973	$1,031,753
6/18	$1,017,181	$1,082,401	$1,032,943
7/18	$1,024,918	$1,084,667	$1,040,577
8/18	$1,028,271	$1,090,010	$1,044,752
9/18	$1,034,713	$1,085,340	$1,051,935
10/18	$1,033,374	$1,076,261	$1,051,608
11/18	$1,023,057	$1,081,101	$1,042,121
12/18	$990,714	$1,098,015	$1,015,601
1/19	$1,020,462	$1,113,155	$1,041,464
2/19	$1,038,334	$1,114,368	$1,058,041
3/19	$1,034,127	$1,134,491	$1,056,194
4/19	$1,051,232	$1,136,079	$1,073,638
5/19	$1,046,348	$1,153,482	$1,071,310
6/19	$1,047,599	$1,169,797	$1,073,906
7/19	$1,057,668	$1,173,279	$1,082,514
8/19	$1,056,917	$1,199,827	$1,079,539
9/19	$1,061,463	$1,194,629	$1,084,575
10/19	$1,058,427	$1,198,489	$1,079,697
11/19	$1,064,706	$1,198,249	$1,086,040
12/19	$1,083,323	$1,200,035	$1,103,367
1/20	$1,088,571	$1,221,573	$1,109,532
2/20	$1,072,379	$1,239,864	$1,094,869
3/20	$947,115	$1,215,645	$959,431
4/20	$978,268	$1,239,996	$1,002,622
5/20	$1,012,379	$1,251,577	$1,040,677
6/20	$1,016,977	$1,262,020	$1,052,522
7/20	$1,038,608	$1,284,189	$1,073,122
8/20	$1,052,512	$1,276,784	$1,089,150
9/20	$1,052,637	$1,274,483	$1,096,057
10/20	$1,053,110	$1,269,928	$1,098,286
11/20	$1,077,614	$1,286,499	$1,122,734
12/20	$1,089,425	$1,290,942	$1,137,842
1/21	$1,101,206	$1,282,828	$1,151,371
2/21	$1,105,705	$1,266,275	$1,158,137
3/21	$1,103,664	$1,251,539	$1,158,108
4/21	$1,108,053	$1,262,063	$1,164,059
5/21	$1,114,059	$1,266,877	$1,170,821
6/21	$1,117,760	$1,276,113	$1,175,157
7/21	$1,117,995	$1,288,927	$1,175,002
8/21	$1,122,989	$1,288,066	$1,180,582
9/21	$1,128,980	$1,277,067	$1,188,167
10/21	$1,131,449	$1,276,023	$1,191,335
11/21	$1,127,980	$1,277,564	$1,189,435
12/21	$1,136,718	$1,276,703	$1,197,037
1/22	$1,136,756	$1,248,712	$1,201,389
2/22	$1,130,849	$1,231,687	$1,195,221
3/22	$1,129,009	$1,198,643	$1,195,792
4/22	$1,128,404	$1,153,936	$1,198,387
5/22	$1,095,022	$1,160,286	$1,167,730
6/22	$1,059,196	$1,137,100	$1,142,435
7/22	$1,091,419	$1,165,689	$1,166,797
8/22	$1,107,175	$1,135,386	$1,184,417
9/22	$1,070,917	$1,086,469	$1,157,440
10/22	$1,082,377	$1,074,548	$1,168,942
11/22	$1,097,780	$1,114,614	$1,182,944
12/22	$1,099,198	$1,110,828	$1,187,806
1/23	$1,133,956	$1,145,286	$1,219,489
2/23	$1,141,759	$1,117,145	$1,226,524
3/23	$1,142,465	$1,143,352	$1,226,138
4/23	$1,153,423	$1,150,337	$1,239,034
5/23	$1,147,980	$1,138,410	$1,236,759
6/23	$1,176,833	$1,136,641	$1,264,761
7/23	$1,193,634	$1,137,771	$1,281,017
8/23	$1,207,265	$1,130,920	$1,296,026
9/23	$1,213,288	$1,103,953	$1,308,499
10/23	$1,207,849	$1,087,351	$1,308,261
11/23	$1,227,072	$1,136,287	$1,324,218
12/23	$1,250,296	$1,179,403	$1,346,037
1/24	$1,259,926	$1,176,580	$1,355,124
2/24	$1,270,563	$1,162,474	$1,367,445
3/24	$1,280,885	$1,173,887	$1,379,095
4/24	$1,289,159	$1,146,456	$1,387,392
5/24	$1,300,217	$1,165,459	$1,400,421
6/24	$1,303,864	$1,176,114	$1,405,312
7/24	$1,312,044	$1,202,809	$1,414,896
8/24	$1,321,481	$1,220,515	$1,423,873
9/24	$1,331,011	$1,128,137	$1,430,739

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class I	9.70%	4.62%	4.18%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	5.7%
Senior Floating-Rate Loans	92.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFOIX-TSR-AR

Calvert Floating-Rate Advantage Fund

Class R6 CFORX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$239	2.28%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ Loan selections in the diversified telecommunication services, media, and machinery industries contributed to Index-relative returns during the period

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative performance

↑ An underweight position in BBB-rated loans, which underperformed lower-rated loans during the period, also contributed to Index-relative returns

↓ Loan selections in the health care providers & services industry detracted from Fund performance relative to the Index during the period

↓ An underweight position in CCC-rated loans hampered relative returns as lower-rated loans generally outperformed higher-rated loans during the period

↓ Loan selections in the household durables industry detracted from Index-relative performance during the period

↓ An overweight position in the household products industry, which underperformed the Index during the period, also hampered returns relative to the Index

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/17	$5,000,000	$5,000,000	$5,000,000
11/17	$4,995,503	$5,479,943	$5,035,741
12/17	$5,011,844	$5,504,100	$5,055,684
1/18	$5,056,669	$5,451,135	$5,104,344
2/18	$5,056,664	$5,399,447	$5,114,480
3/18	$5,071,531	$5,426,680	$5,128,891
4/18	$5,094,832	$5,390,471	$5,150,084
5/18	$5,093,843	$5,419,867	$5,158,766
6/18	$5,085,853	$5,412,007	$5,164,715
7/18	$5,119,139	$5,423,333	$5,202,885
8/18	$5,140,508	$5,450,052	$5,223,760
9/18	$5,167,116	$5,426,699	$5,259,675
10/18	$5,165,132	$5,381,303	$5,258,042
11/18	$5,113,602	$5,405,504	$5,210,605
12/18	$4,946,744	$5,490,077	$5,078,003
1/19	$5,100,643	$5,565,773	$5,207,322
2/19	$5,184,679	$5,571,839	$5,290,207
3/19	$5,168,892	$5,672,454	$5,280,972
4/19	$5,249,228	$5,680,394	$5,368,192
5/19	$5,224,825	$5,767,409	$5,356,550
6/19	$5,236,455	$5,848,985	$5,369,528
7/19	$5,286,781	$5,866,395	$5,412,572
8/19	$5,277,623	$5,999,137	$5,397,696
9/19	$5,305,734	$5,973,146	$5,422,877
10/19	$5,290,568	$5,992,444	$5,398,483
11/19	$5,321,970	$5,991,246	$5,430,200
12/19	$5,414,972	$6,000,174	$5,516,835
1/20	$5,435,727	$6,107,865	$5,547,659
2/20	$5,354,806	$6,199,319	$5,474,343
3/20	$4,734,289	$6,078,224	$4,797,157
4/20	$4,890,040	$6,199,980	$5,013,109
5/20	$5,060,585	$6,257,887	$5,203,384
6/20	$5,083,575	$6,310,102	$5,262,610
7/20	$5,191,708	$6,420,945	$5,365,608
8/20	$5,255,549	$6,383,919	$5,445,751
9/20	$5,261,865	$6,372,414	$5,480,283
10/20	$5,264,228	$6,349,638	$5,491,430
11/20	$5,381,001	$6,432,497	$5,613,668
12/20	$5,445,801	$6,454,709	$5,689,209
1/21	$5,504,710	$6,414,139	$5,756,855
2/21	$5,527,221	$6,331,377	$5,790,683
3/21	$5,517,038	$6,257,696	$5,790,539
4/21	$5,539,012	$6,310,316	$5,820,296
5/21	$5,569,039	$6,334,386	$5,854,103
6/21	$5,587,542	$6,380,565	$5,875,786
7/21	$5,582,834	$6,444,633	$5,875,009
8/21	$5,613,706	$6,440,332	$5,902,908
9/21	$5,643,661	$6,385,334	$5,940,835
10/21	$5,650,068	$6,380,115	$5,956,675
11/21	$5,638,696	$6,387,822	$5,947,174
12/21	$5,676,391	$6,383,515	$5,985,183
1/22	$5,682,551	$6,243,562	$6,006,947
2/22	$5,653,027	$6,158,437	$5,976,103
3/22	$5,644,015	$5,993,214	$5,978,959
4/22	$5,634,916	$5,769,682	$5,991,934
5/22	$5,474,124	$5,801,428	$5,838,649
6/22	$5,295,042	$5,685,501	$5,712,177
7/22	$5,456,141	$5,828,446	$5,833,986
8/22	$5,528,271	$5,676,928	$5,922,087
9/22	$5,353,236	$5,432,344	$5,787,201
10/22	$5,410,608	$5,372,739	$5,844,709
11/22	$5,487,595	$5,573,070	$5,914,721
12/22	$5,494,686	$5,554,141	$5,939,030
1/23	$5,668,432	$5,726,432	$6,097,446
2/23	$5,707,441	$5,585,724	$6,132,618
3/23	$5,710,845	$5,716,761	$6,130,692
4/23	$5,765,548	$5,751,684	$6,195,172
5/23	$5,738,365	$5,692,052	$6,183,793
6/23	$5,882,583	$5,683,206	$6,323,803
7/23	$5,966,573	$5,688,856	$6,405,085
8/23	$6,034,712	$5,654,598	$6,480,128
9/23	$6,064,815	$5,519,764	$6,542,493
10/23	$6,037,629	$5,436,756	$6,541,306
11/23	$6,133,714	$5,681,437	$6,621,090
12/23	$6,249,804	$5,897,014	$6,730,185
1/24	$6,297,944	$5,882,902	$6,775,618
2/24	$6,351,188	$5,812,368	$6,837,225
3/24	$6,402,874	$5,869,437	$6,895,475
4/24	$6,444,265	$5,732,278	$6,936,962
5/24	$6,492,368	$5,827,297	$7,002,104
6/24	$6,517,813	$5,880,568	$7,026,561
7/24	$6,558,702	$6,014,044	$7,074,480
8/24	$6,605,760	$6,102,576	$7,119,365
9/24	$6,653,495	$5,640,684	$7,153,697

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 10/10/17 (Inception)
Class R6	9.71%	4.63%	4.18%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	1.74%
Morningstar®LSTA® US Leveraged Loan Index℠	9.59%	5.74%	5.27%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$94,819,780
# of Portfolio Holdings	296
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$325,488

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	1.1%
Corporate Bonds	5.7%
Senior Floating-Rate Loans	92.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.5%
CCC or Lower	3.8%
B	64.5%
BB	25.8%
BBB	4.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFORX-TSR-AR

Calvert Global Equity Fund

Class A CGLAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.14%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as its stock price tripled

↓ An overweight position in Swiss food and drink conglomerate Nestle SA declined in value as inflation weakened consumer buying power and depressed sales

↓ An overweight position in British-Dutch consumer products firm Reckitt Benckiser Group fell in value due to U.S. litigation against its baby formula business

↓ Among sectors, stock selections and an overweight position in consumer staples, and stock selections and an underweight in information technology hurt returns

↑ An overweight position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ An overweight position in Tokyo-based recruiting firm Recruit Holdings Co. nearly doubled in price as recession fears receded and hiring remained strong

↑ An overweight position in U.S.-based medical device firm Boston Scientific Corp. rose in value on strong sales, mainly in its heart rhythm treatments business

↑ Among sectors, stock selections and an overweight exposure to industrials, avoiding the weak energy sector, and stock selections in health care helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index
12/15	$9,513	$10,000
1/16	$8,963	$9,414
2/16	$8,565	$9,344
3/16	$9,077	$9,978
4/16	$9,238	$10,136
5/16	$9,371	$10,193
6/16	$9,077	$10,078
7/16	$9,617	$10,504
8/16	$9,522	$10,513
9/16	$9,503	$10,569
10/16	$9,276	$10,364
11/16	$9,276	$10,513
12/16	$9,467	$10,765
1/17	$9,773	$11,025
2/17	$9,945	$11,331
3/17	$10,059	$11,451
4/17	$10,327	$11,621
5/17	$10,461	$11,867
6/17	$10,489	$11,912
7/17	$10,805	$12,197
8/17	$10,728	$12,215
9/17	$11,024	$12,489
10/17	$11,120	$12,725
11/17	$11,301	$13,000
12/17	$11,441	$13,176
1/18	$12,085	$13,872
2/18	$11,510	$13,297
3/18	$11,550	$13,007
4/18	$11,689	$13,157
5/18	$11,709	$13,239
6/18	$11,709	$13,233
7/18	$11,996	$13,646
8/18	$12,125	$13,815
9/18	$12,174	$13,892
10/18	$11,134	$12,872
11/18	$11,421	$13,018
12/18	$10,548	$12,028
1/19	$11,238	$12,964
2/19	$11,627	$13,354
3/19	$11,972	$13,529
4/19	$12,446	$14,009
5/19	$11,648	$13,201
6/19	$12,554	$14,071
7/19	$12,554	$14,140
8/19	$12,425	$13,851
9/19	$12,597	$14,146
10/19	$13,018	$14,506
11/19	$13,396	$14,910
12/19	$13,900	$15,357
1/20	$13,812	$15,263
2/20	$12,799	$13,973
3/20	$10,860	$12,124
4/20	$12,080	$13,448
5/20	$12,756	$14,098
6/20	$13,039	$14,471
7/20	$13,442	$15,163
8/20	$14,205	$16,176
9/20	$13,802	$15,618
10/20	$13,213	$15,139
11/20	$15,011	$17,075
12/20	$15,829	$17,799
1/21	$15,588	$17,622
2/21	$16,102	$18,073
3/21	$16,594	$18,675
4/21	$17,523	$19,544
5/21	$17,862	$19,825
6/21	$18,026	$20,121
7/21	$18,529	$20,481
8/21	$19,239	$20,991
9/21	$18,332	$20,119
10/21	$19,513	$21,259
11/21	$18,857	$20,793
12/21	$19,771	$21,682
1/22	$18,947	$20,535
2/22	$18,446	$20,015
3/22	$18,387	$20,565
4/22	$16,883	$18,856
5/22	$16,883	$18,871
6/22	$15,523	$17,236
7/22	$16,919	$18,604
8/22	$15,881	$17,827
9/22	$14,342	$16,169
10/22	$15,332	$17,331
11/22	$16,704	$18,536
12/22	$16,070	$17,748
1/23	$17,272	$19,004
2/23	$16,677	$18,547
3/23	$17,490	$19,121
4/23	$17,927	$19,456
5/23	$17,782	$19,262
6/23	$18,595	$20,426
7/23	$18,874	$21,113
8/23	$18,473	$20,608
9/23	$17,393	$19,719
10/23	$17,017	$19,147
11/23	$18,643	$20,942
12/23	$19,633	$21,970
1/24	$19,781	$22,234
2/24	$20,511	$23,177
3/24	$20,869	$23,921
4/24	$20,239	$23,033
5/24	$20,968	$24,061
6/24	$21,302	$24,551
7/24	$21,191	$24,984
8/24	$21,636	$25,644
9/24	$22,003	$26,213

Average Annual Total Returns (%)Footnote Reference1 ,Footnote Reference2

Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class A	26.45%	11.78%	10.05%
Class A with 5.25% Maximum Sales Charge	19.85%	10.57%	9.38%
MSCI World Index (net of foreign withholding taxes)	32.43%	13.03%	11.58%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Focused Global Opportunities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.
Footnote[2]	Class A performance prior to 12/14/21 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$11,202,827
# of Portfolio Holdings	41
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
55.8%
United Kingdom
7.6%
France
6.9%
Netherlands
6.0%
Switzerland
3.4%
Japan
3.1%
Germany
3.0%
Hong Kong
2.9%
Denmark
2.1%
Australia
2.0%
Other
7.2%

Value	Value
Other	7.2%
Australia	2.0%
Denmark	2.1%
Hong Kong	2.9%
Germany	3.0%
Japan	3.1%
Switzerland	3.4%
Netherlands	6.0%
France	6.9%
United Kingdom	7.6%
United States	55.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.6%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Visa, Inc., Class A	3.5%
Nestle SA	3.4%
IMCD NV	3.2%
Siemens AG	3.0%
AIA Group Ltd.	2.9%
ASML Holding NV	2.8%
Total	39.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGLAX-TSR-AR

Calvert Global Equity Fund

Class I CGLIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.89%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index (the Index):

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hurt returns as its stock price tripled

↓ An overweight position in Swiss food and drink conglomerate Nestle SA declined in value as inflation weakened consumer buying power and depressed sales

↓ An overweight position in British-Dutch consumer products firm Reckitt Benckiser Group fell in value due to U.S. litigation against its baby formula business

↓ Among sectors, stock selections and an overweight position in consumer staples, and stock selections and an underweight in information technology hurt returns

↑ An overweight position in Taiwan Semiconductor Manufacturing Co. doubled in price on surging demand for high-end microchips powering AI applications

↑ An overweight position in Tokyo-based recruiting firm Recruit Holdings Co. nearly doubled in price as recession fears receded and hiring remained strong

↑ An overweight position in U.S.-based medical device firm Boston Scientific Corp. rose in value on strong sales, mainly in its heart rhythm treatments business

↑ Among sectors, stock selections and an overweight exposure to industrials, avoiding the weak energy sector, and stock selections in health care helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index
12/15	$1,000,000	$1,000,000
1/16	$946,000	$941,384
2/16	$904,000	$934,377
3/16	$958,000	$997,783
4/16	$975,000	$1,013,572
5/16	$989,000	$1,019,264
6/16	$958,000	$1,007,843
7/16	$1,015,000	$1,050,423
8/16	$1,005,000	$1,051,296
9/16	$1,003,000	$1,056,880
10/16	$979,000	$1,036,427
11/16	$979,000	$1,051,330
12/16	$999,168	$1,076,486
1/17	$1,031,432	$1,102,467
2/17	$1,049,580	$1,133,054
3/17	$1,061,679	$1,145,123
4/17	$1,089,910	$1,162,078
5/17	$1,104,025	$1,186,662
6/17	$1,107,050	$1,191,227
7/17	$1,140,322	$1,219,736
8/17	$1,132,256	$1,221,454
9/17	$1,163,512	$1,248,868
10/17	$1,173,594	$1,272,470
11/17	$1,192,751	$1,300,041
12/17	$1,207,508	$1,317,623
1/18	$1,275,463	$1,387,193
2/18	$1,214,826	$1,329,725
3/18	$1,219,008	$1,300,742
4/18	$1,233,644	$1,315,689
5/18	$1,235,735	$1,323,934
6/18	$1,235,735	$1,323,302
7/18	$1,266,053	$1,364,634
8/18	$1,279,644	$1,381,518
9/18	$1,284,872	$1,389,211
10/18	$1,175,098	$1,287,204
11/18	$1,205,417	$1,301,826
12/18	$1,113,269	$1,202,838
1/19	$1,186,121	$1,296,426
2/19	$1,227,100	$1,335,409
3/19	$1,263,526	$1,352,949
4/19	$1,313,612	$1,400,924
5/19	$1,229,377	$1,320,089
6/19	$1,324,995	$1,407,076
7/19	$1,324,995	$1,414,046
8/19	$1,311,335	$1,385,122
9/19	$1,329,548	$1,414,599
10/19	$1,373,942	$1,450,597
11/19	$1,413,783	$1,490,996
12/19	$1,466,977	$1,535,664
1/20	$1,457,779	$1,526,317
2/20	$1,350,860	$1,397,305
3/20	$1,146,219	$1,212,382
4/20	$1,274,982	$1,344,827
5/20	$1,346,261	$1,409,793
6/20	$1,376,153	$1,447,084
7/20	$1,418,690	$1,516,314
8/20	$1,499,167	$1,617,626
9/20	$1,456,630	$1,561,819
10/20	$1,394,547	$1,513,910
11/20	$1,584,243	$1,707,481
12/20	$1,670,582	$1,779,873
1/21	$1,645,200	$1,762,183
2/21	$1,699,425	$1,807,338
3/21	$1,751,342	$1,867,472
4/21	$1,849,408	$1,954,385
5/21	$1,885,173	$1,982,538
6/21	$1,902,479	$2,012,092
7/21	$1,955,550	$2,048,130
8/21	$2,030,542	$2,099,104
9/21	$1,934,783	$2,011,949
10/21	$2,059,385	$2,125,906
11/21	$1,990,162	$2,079,321
12/21	$2,086,519	$2,168,192
1/22	$2,000,892	$2,053,471
2/22	$1,949,264	$2,001,536
3/22	$1,942,968	$2,056,465
4/22	$1,785,566	$1,885,628
5/22	$1,784,307	$1,887,056
6/22	$1,642,016	$1,723,595
7/22	$1,784,307	$1,860,442
8/22	$1,674,755	$1,782,661
9/22	$1,513,576	$1,616,945
10/22	$1,618,091	$1,733,063
11/22	$1,761,641	$1,853,563
12/22	$1,696,384	$1,774,848
1/23	$1,823,420	$1,900,429
2/23	$1,761,827	$1,854,745
3/23	$1,847,801	$1,912,056
4/23	$1,895,279	$1,945,574
5/23	$1,878,598	$1,926,151
6/23	$1,965,855	$2,042,640
7/23	$1,995,368	$2,111,258
8/23	$1,954,306	$2,060,829
9/23	$1,838,818	$1,971,928
10/23	$1,799,039	$1,914,711
11/23	$1,972,271	$2,094,219
12/23	$2,076,453	$2,197,033
1/24	$2,093,473	$2,223,399
2/24	$2,170,719	$2,317,665
3/24	$2,208,687	$2,392,143
4/24	$2,143,225	$2,303,288
5/24	$2,220,470	$2,406,134
6/24	$2,257,128	$2,455,094
7/24	$2,245,345	$2,498,359
8/24	$2,292,478	$2,564,391
9/24	$2,331,755	$2,621,267

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	Since 12/17/15 (Inception)
Class I	26.81%	11.88%	10.11%
MSCI World Index (net of foreign withholding taxes)	32.43%	13.03%	11.58%
Footnote	Description
Footnote[1]	Performance prior to September 16, 2023 is that of Eaton Vance Focused Global Opportunities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$11,202,827
# of Portfolio Holdings	41
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	7.2%
Australia	2.0%
Denmark	2.1%
Hong Kong	2.9%
Germany	3.0%
Japan	3.1%
Switzerland	3.4%
Netherlands	6.0%
France	6.9%
United Kingdom	7.6%
United States	55.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	6.6%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.4%
Visa, Inc., Class A	3.5%
Nestle SA	3.4%
IMCD NV	3.2%
Siemens AG	3.0%
AIA Group Ltd.	2.9%
ASML Holding NV	2.8%
Total	39.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CGLIX-TSR-AR

Calvert Global Small-Cap Equity Fund

Class A CSMAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.31%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI World Index	MSCI World Small Cap Index
9/14	$9,475	$10,000	$10,000
10/14	$9,918	$10,065	$10,170
11/14	$9,849	$10,266	$10,214
12/14	$9,940	$10,101	$10,271
1/15	$9,677	$9,918	$10,086
2/15	$10,135	$10,499	$10,707
3/15	$10,272	$10,335	$10,728
4/15	$9,934	$10,577	$10,828
5/15	$10,037	$10,613	$10,984
6/15	$9,980	$10,367	$10,884
7/15	$9,780	$10,553	$10,836
8/15	$9,259	$9,854	$10,262
9/15	$8,939	$9,491	$9,824
10/15	$9,459	$10,243	$10,388
11/15	$9,534	$10,192	$10,504
12/15	$9,239	$10,013	$10,239
1/16	$8,639	$9,414	$9,444
2/16	$8,588	$9,344	$9,509
3/16	$9,230	$9,978	$10,308
4/16	$9,230	$10,136	$10,551
5/16	$9,416	$10,193	$10,677
6/16	$9,171	$10,078	$10,474
7/16	$9,509	$10,504	$11,052
8/16	$9,517	$10,513	$11,068
9/16	$9,644	$10,569	$11,233
10/16	$9,416	$10,364	$10,819
11/16	$9,720	$10,513	$11,272
12/16	$9,973	$10,765	$11,541
1/17	$10,184	$11,025	$11,807
2/17	$10,429	$11,331	$12,058
3/17	$10,607	$11,451	$12,146
4/17	$10,826	$11,621	$12,391
5/17	$10,995	$11,867	$12,469
6/17	$11,155	$11,912	$12,663
7/17	$11,451	$12,197	$12,950
8/17	$11,341	$12,215	$12,943
9/17	$11,738	$12,489	$13,453
10/17	$11,831	$12,725	$13,648
11/17	$12,186	$13,000	$13,947
12/17	$12,286	$13,176	$14,156
1/18	$12,754	$13,872	$14,657
2/18	$12,226	$13,297	$14,071
3/18	$12,364	$13,007	$14,078
4/18	$12,477	$13,157	$14,207
5/18	$12,815	$13,239	$14,586
6/18	$12,815	$13,233	$14,538
7/18	$12,962	$13,646	$14,715
8/18	$13,153	$13,815	$15,038
9/18	$13,135	$13,892	$14,823
10/18	$11,931	$12,872	$13,354
11/18	$12,122	$13,018	$13,439
12/18	$11,147	$12,028	$12,195
1/19	$12,071	$12,964	$13,451
2/19	$12,557	$13,354	$13,955
3/19	$12,548	$13,529	$13,868
4/19	$12,977	$14,009	$14,300
5/19	$12,433	$13,201	$13,364
6/19	$13,234	$14,071	$14,141
7/19	$13,310	$14,140	$14,223
8/19	$13,072	$13,851	$13,737
9/19	$13,205	$14,146	$14,020
10/19	$13,386	$14,506	$14,407
11/19	$13,901	$14,910	$14,874
12/19	$14,318	$15,357	$15,389
1/20	$14,101	$15,263	$14,961
2/20	$12,948	$13,973	$13,586
3/20	$10,603	$12,124	$10,763
4/20	$11,884	$13,448	$12,209
5/20	$12,751	$14,098	$13,072
6/20	$12,859	$14,471	$13,408
7/20	$13,431	$15,163	$13,933
8/20	$14,042	$16,176	$14,728
9/20	$13,736	$15,618	$14,409
10/20	$13,786	$15,139	$14,406
11/20	$15,224	$17,075	$16,621
12/20	$16,363	$17,799	$17,845
1/21	$16,085	$17,622	$18,214
2/21	$16,772	$18,073	$19,123
3/21	$17,200	$18,675	$19,527
4/21	$18,036	$19,544	$20,285
5/21	$18,205	$19,825	$20,457
6/21	$18,085	$20,121	$20,499
7/21	$18,434	$20,481	$20,360
8/21	$18,732	$20,991	$20,855
9/21	$17,926	$20,119	$20,206
10/21	$18,732	$21,259	$20,936
11/21	$18,065	$20,793	$19,919
12/21	$19,123	$21,682	$20,656
1/22	$17,505	$20,535	$19,096
2/22	$17,586	$20,015	$19,137
3/22	$17,250	$20,565	$19,314
4/22	$15,898	$18,856	$17,806
5/22	$15,643	$18,871	$17,769
6/22	$14,314	$17,236	$15,996
7/22	$15,643	$18,604	$17,453
8/22	$14,707	$17,827	$16,884
9/22	$13,389	$16,169	$15,152
10/22	$14,510	$17,331	$16,370
11/22	$15,585	$18,536	$17,378
12/22	$15,059	$17,748	$16,782
1/23	$16,322	$19,004	$18,338
2/23	$16,009	$18,547	$17,964
3/23	$16,021	$19,121	$17,502
4/23	$16,189	$19,456	$17,484
5/23	$15,588	$19,262	$16,997
6/23	$16,346	$20,426	$18,065
7/23	$16,851	$21,113	$18,951
8/23	$16,177	$20,608	$18,229
9/23	$15,191	$19,719	$17,273
10/23	$14,445	$19,147	$16,213
11/23	$15,949	$20,942	$17,722
12/23	$17,189	$21,970	$19,427
1/24	$16,729	$22,234	$18,889
2/24	$17,238	$23,177	$19,519
3/24	$17,758	$23,921	$20,280
4/24	$16,753	$23,033	$19,233
5/24	$17,286	$24,061	$20,108
6/24	$16,995	$24,551	$19,717
7/24	$18,037	$24,984	$21,068
8/24	$18,460	$25,644	$21,171
9/24	$18,625	$26,114	$21,568

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	22.64%	7.12%	6.99%
Class A with 5.25% Maximum Sales Charge	16.20%	5.97%	6.41%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%
Footnote	Description
Footnote[1]	Effective August 7, 2015 and March 1, 2018, the Fund changed its investment objective and principal investment strategies. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information. Performance prior to September 16, 2023 is that of Eaton Vance Global Small-Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United States
60.4%
Japan
11.4%
United Kingdom
9.7%
Italy
3.3%
Canada
2.9%
Australia
2.8%
Sweden
2.0%
Germany
1.7%
Netherlands
1.5%
Belgium
1.1%
Other
3.2%

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSMAX-TSR-AR

Calvert Global Small-Cap Equity Fund

Class C CSQCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$228	2.06%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	MSCI World Index	MSCI World Small Cap Index
9/14	$10,000	$10,000	$10,000
10/14	$10,462	$10,065	$10,170
11/14	$10,380	$10,266	$10,214
12/14	$10,463	$10,101	$10,271
1/15	$10,185	$9,918	$10,086
2/15	$10,665	$10,499	$10,707
3/15	$10,797	$10,335	$10,728
4/15	$10,435	$10,577	$10,828
5/15	$10,540	$10,613	$10,984
6/15	$10,470	$10,367	$10,884
7/15	$10,254	$10,553	$10,836
8/15	$9,705	$9,854	$10,262
9/15	$9,364	$9,491	$9,824
10/15	$9,900	$10,243	$10,388
11/15	$9,978	$10,192	$10,504
12/15	$9,655	$10,013	$10,239
1/16	$9,021	$9,414	$9,444
2/16	$8,965	$9,344	$9,509
3/16	$9,633	$9,978	$10,308
4/16	$9,633	$10,136	$10,551
5/16	$9,811	$10,193	$10,677
6/16	$9,544	$10,078	$10,474
7/16	$9,889	$10,504	$11,052
8/16	$9,900	$10,513	$11,068
9/16	$10,022	$10,569	$11,233
10/16	$9,777	$10,364	$10,819
11/16	$10,089	$10,513	$11,272
12/16	$10,345	$10,765	$11,541
1/17	$10,556	$11,025	$11,807
2/17	$10,812	$11,331	$12,058
3/17	$10,990	$11,451	$12,146
4/17	$11,201	$11,621	$12,391
5/17	$11,368	$11,867	$12,469
6/17	$11,535	$11,912	$12,663
7/17	$11,824	$12,197	$12,950
8/17	$11,702	$12,215	$12,943
9/17	$12,102	$12,489	$13,453
10/17	$12,202	$12,725	$13,648
11/17	$12,558	$13,000	$13,947
12/17	$12,655	$13,176	$14,156
1/18	$13,124	$13,872	$14,657
2/18	$12,575	$13,297	$14,071
3/18	$12,701	$13,007	$14,078
4/18	$12,815	$13,157	$14,207
5/18	$13,158	$13,239	$14,586
6/18	$13,147	$13,233	$14,538
7/18	$13,284	$13,646	$14,715
8/18	$13,478	$13,815	$15,038
9/18	$13,455	$13,892	$14,823
10/18	$12,210	$12,872	$13,354
11/18	$12,393	$13,018	$13,439
12/18	$11,384	$12,028	$12,195
1/19	$12,334	$12,964	$13,451
2/19	$12,822	$13,354	$13,955
3/19	$12,796	$13,529	$13,868
4/19	$13,232	$14,009	$14,300
5/19	$12,668	$13,201	$13,364
6/19	$13,476	$14,071	$14,141
7/19	$13,540	$14,140	$14,223
8/19	$13,297	$13,851	$13,737
9/19	$13,412	$14,146	$14,020
10/19	$13,592	$14,506	$14,407
11/19	$14,105	$14,910	$14,874
12/19	$14,525	$15,357	$15,389
1/20	$14,298	$15,263	$14,961
2/20	$13,124	$13,973	$13,586
3/20	$10,737	$12,124	$10,763
4/20	$12,017	$13,448	$12,209
5/20	$12,898	$14,098	$13,072
6/20	$13,004	$14,471	$13,408
7/20	$13,565	$15,163	$13,933
8/20	$14,178	$16,176	$14,728
9/20	$13,858	$15,618	$14,409
10/20	$13,898	$15,139	$14,406
11/20	$15,339	$17,075	$16,621
12/20	$16,473	$17,799	$17,845
1/21	$16,189	$17,622	$18,214
2/21	$16,865	$18,073	$19,123
3/21	$17,284	$18,675	$19,527
4/21	$18,122	$19,544	$20,285
5/21	$18,270	$19,825	$20,457
6/21	$18,149	$20,121	$20,499
7/21	$18,487	$20,481	$20,360
8/21	$18,757	$20,991	$20,855
9/21	$17,946	$20,119	$20,206
10/21	$18,743	$21,259	$20,936
11/21	$18,068	$20,793	$19,919
12/21	$19,119	$21,682	$20,656
1/22	$17,483	$20,535	$19,096
2/22	$17,549	$20,015	$19,137
3/22	$17,202	$20,565	$19,314
4/22	$15,847	$18,856	$17,806
5/22	$15,582	$18,871	$17,769
6/22	$14,244	$17,236	$15,996
7/22	$15,566	$18,604	$17,453
8/22	$14,624	$17,827	$16,884
9/22	$13,302	$16,169	$15,152
10/22	$14,409	$17,331	$16,370
11/22	$15,467	$18,536	$17,378
12/22	$14,931	$17,748	$16,782
1/23	$16,171	$19,004	$18,338
2/23	$15,856	$18,547	$17,964
3/23	$15,856	$19,121	$17,502
4/23	$16,014	$19,456	$17,484
5/23	$15,420	$19,262	$16,997
6/23	$16,153	$20,426	$18,065
7/23	$16,642	$21,113	$18,951
8/23	$15,961	$20,608	$18,229
9/23	$14,983	$19,719	$17,273
10/23	$14,232	$19,147	$16,213
11/23	$15,717	$20,942	$17,722
12/23	$16,921	$21,970	$19,427
1/24	$16,465	$22,234	$18,889
2/24	$16,956	$23,177	$19,519
3/24	$17,446	$23,921	$20,280
4/24	$16,448	$23,033	$19,233
5/24	$16,973	$24,061	$20,108
6/24	$16,675	$24,551	$19,717
7/24	$17,674	$24,984	$21,068
8/24	$18,077	$25,644	$21,171
9/24	$18,234	$26,114	$21,568

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C	21.70%	6.33%	6.19%
Class C with 1% Maximum Deferred Sales Charge	20.70%	6.33%	6.19%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%
Footnote	Description
Footnote[1]	Effective August 7, 2015 and March 1, 2018, the Fund changed its investment objective and principal investment strategies. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information. Performance prior to September 16, 2023 is that of Eaton Vance Global Small-Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSQCX-TSR-AR

Calvert Global Small-Cap Equity Fund

Class I CSPIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.06%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Small Cap Index (the Index):

↓ Rentokil Initial Plc., a pest control and hygiene services provider, detracted from relative returns on challenges related to its 2022 acquisition of Terminix

↓ ATS Corp., a Canadian manufacturer of factory automation systems, detracted from returns relative to the Index as disruptions to its supply chain and a declining backlog of business weakened its margins during the period

↓ Spark New Zealand Ltd., a New Zealand-based telecommunications firm, hurt returns as weak demand for IT services and tough competition weighed on its earnings

↑ Core & Main, Inc., a wastewater, storm drainage and fire protection equipment distributor, contributed to returns on better-than-expected sales and earnings

↑ Zegona Communications Plc. contributed to returns after announcing the completion of its acquisition of Vodafone Spain and restructured its business operations

↑ Sanwa Holdings Corp., a Japanese building materials company, aided Index-relative performance on strong domestic demand and an improved outlook in the U.S. for construction as interest rates fell during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI World Index	MSCI World Small Cap Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,047,149	$1,006,469	$1,016,971
11/14	$1,039,474	$1,026,640	$1,021,428
12/14	$1,048,899	$1,010,085	$1,027,122
1/15	$1,022,156	$991,783	$1,008,565
2/15	$1,070,293	$1,049,890	$1,070,723
3/15	$1,085,150	$1,033,455	$1,072,812
4/15	$1,049,493	$1,057,692	$1,082,787
5/15	$1,060,784	$1,061,336	$1,098,404
6/15	$1,054,841	$1,036,657	$1,088,381
7/15	$1,034,042	$1,055,265	$1,083,629
8/15	$979,368	$985,434	$1,026,185
9/15	$945,494	$949,087	$982,408
10/15	$1,000,762	$1,024,296	$1,038,789
11/15	$1,009,298	$1,019,200	$1,050,416
12/15	$978,002	$1,001,285	$1,023,944
1/16	$914,541	$941,384	$944,376
2/16	$909,325	$934,377	$950,880
3/16	$977,133	$997,783	$1,030,836
4/16	$978,002	$1,013,572	$1,055,064
5/16	$997,997	$1,019,265	$1,067,694
6/16	$971,917	$1,007,843	$1,047,432
7/16	$1,007,560	$1,050,423	$1,105,167
8/16	$1,009,298	$1,051,296	$1,106,753
9/16	$1,023,208	$1,056,880	$1,123,297
10/16	$998,866	$1,036,427	$1,081,922
11/16	$1,031,901	$1,051,330	$1,127,232
12/16	$1,058,851	$1,076,486	$1,154,106
1/17	$1,080,584	$1,102,467	$1,180,651
2/17	$1,107,533	$1,133,054	$1,205,755
3/17	$1,126,659	$1,145,123	$1,214,637
4/17	$1,149,262	$1,162,078	$1,239,075
5/17	$1,167,518	$1,186,662	$1,246,926
6/17	$1,185,774	$1,191,227	$1,266,319
7/17	$1,217,070	$1,219,736	$1,295,033
8/17	$1,205,768	$1,221,454	$1,294,258
9/17	$1,247,496	$1,248,868	$1,345,317
10/17	$1,258,798	$1,272,470	$1,364,835
11/17	$1,296,179	$1,300,041	$1,394,657
12/17	$1,307,787	$1,317,623	$1,415,627
1/18	$1,356,919	$1,387,193	$1,465,735
2/18	$1,301,534	$1,329,725	$1,407,103
3/18	$1,315,827	$1,300,742	$1,407,814
4/18	$1,328,333	$1,315,689	$1,420,731
5/18	$1,364,958	$1,323,934	$1,458,633
6/18	$1,364,958	$1,323,302	$1,453,802
7/18	$1,381,038	$1,364,634	$1,471,478
8/18	$1,401,583	$1,381,518	$1,503,803
9/18	$1,400,690	$1,389,211	$1,482,275
10/18	$1,272,055	$1,287,204	$1,335,384
11/18	$1,292,601	$1,301,826	$1,343,914
12/18	$1,188,721	$1,202,838	$1,219,480
1/19	$1,287,863	$1,296,426	$1,345,076
2/19	$1,339,888	$1,335,409	$1,395,543
3/19	$1,338,906	$1,352,949	$1,386,757
4/19	$1,385,042	$1,400,924	$1,430,031
5/19	$1,327,127	$1,320,089	$1,336,430
6/19	$1,413,508	$1,407,076	$1,414,132
7/19	$1,422,343	$1,414,046	$1,422,257
8/19	$1,396,821	$1,385,122	$1,373,736
9/19	$1,410,563	$1,414,599	$1,401,998
10/19	$1,431,177	$1,450,597	$1,440,719
11/19	$1,486,147	$1,490,996	$1,487,380
12/19	$1,531,654	$1,535,664	$1,538,865
1/20	$1,508,278	$1,526,317	$1,496,149
2/20	$1,385,298	$1,397,305	$1,358,596
3/20	$1,135,274	$1,212,382	$1,076,292
4/20	$1,271,466	$1,344,827	$1,220,906
5/20	$1,364,971	$1,409,793	$1,307,202
6/20	$1,377,167	$1,447,084	$1,340,844
7/20	$1,438,149	$1,516,314	$1,393,302
8/20	$1,505,228	$1,617,626	$1,472,758
9/20	$1,472,705	$1,561,819	$1,440,878
10/20	$1,476,770	$1,513,910	$1,440,597
11/20	$1,632,273	$1,707,481	$1,662,102
12/20	$1,754,464	$1,779,873	$1,784,510
1/21	$1,725,668	$1,762,183	$1,821,407
2/21	$1,798,685	$1,807,338	$1,912,323
3/21	$1,844,963	$1,867,472	$1,952,715
4/21	$1,935,463	$1,954,385	$2,028,502
5/21	$1,953,975	$1,982,538	$2,045,654
6/21	$1,941,634	$2,012,092	$2,049,914
7/21	$1,979,685	$2,048,130	$2,035,987
8/21	$2,011,566	$2,099,104	$2,085,473
9/21	$1,925,179	$2,011,949	$2,020,630
10/21	$2,012,594	$2,125,906	$2,093,570
11/21	$1,940,605	$2,079,321	$1,991,946
12/21	$2,055,819	$2,168,192	$2,065,623
1/22	$1,882,021	$2,053,471	$1,909,581
2/22	$1,891,544	$2,001,536	$1,913,682
3/22	$1,854,642	$2,056,465	$1,931,386
4/22	$1,710,603	$1,885,628	$1,780,645
5/22	$1,683,224	$1,887,056	$1,776,915
6/22	$1,540,376	$1,723,595	$1,599,558
7/22	$1,684,415	$1,860,442	$1,745,291
8/22	$1,583,231	$1,782,661	$1,688,438
9/22	$1,441,573	$1,616,945	$1,515,180
10/22	$1,562,994	$1,733,063	$1,637,033
11/22	$1,679,653	$1,853,563	$1,737,843
12/22	$1,622,891	$1,774,848	$1,678,223
1/23	$1,759,268	$1,900,429	$1,833,772
2/23	$1,725,794	$1,854,745	$1,796,397
3/23	$1,727,034	$1,912,056	$1,750,207
4/23	$1,745,631	$1,945,574	$1,748,386
5/23	$1,681,161	$1,926,151	$1,699,747
6/23	$1,764,228	$2,042,640	$1,806,501
7/23	$1,818,779	$2,111,258	$1,895,142
8/23	$1,745,631	$2,060,829	$1,822,913
9/23	$1,640,248	$1,971,928	$1,727,261
10/23	$1,559,662	$1,914,711	$1,621,281
11/23	$1,722,075	$2,094,219	$1,772,222
12/23	$1,858,191	$2,197,033	$1,942,708
1/24	$1,808,172	$2,223,399	$1,888,934
2/24	$1,863,192	$2,317,665	$1,951,948
3/24	$1,919,463	$2,392,143	$2,027,969
4/24	$1,810,673	$2,303,288	$1,923,257
5/24	$1,870,695	$2,406,134	$2,010,797
6/24	$1,838,183	$2,455,094	$1,971,689
7/24	$1,951,975	$2,498,359	$2,106,765
8/24	$1,998,243	$2,564,391	$2,117,145
9/24	$2,017,000	$2,611,356	$2,156,765

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	22.97%	7.41%	7.26%
MSCI World Index (net of foreign withholding taxes)Footnote Reference2	32.43%	13.03%	10.07%
MSCI World Small Cap Index (net of foreign withholding taxes)	24.87%	8.99%	7.98%
Footnote	Description
Footnote[1]	Effective August 7, 2015 and March 1, 2018, the Fund changed its investment objective and principal investment strategies. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information. Performance prior to September 16, 2023 is that of Eaton Vance Global Small-Cap Equity Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on September 15, 2023.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$25,965,779
# of Portfolio Holdings	135
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	3.2%
Belgium	1.1%
Netherlands	1.5%
Germany	1.7%
Sweden	2.0%
Australia	2.8%
Canada	2.9%
Italy	3.3%
United Kingdom	9.7%
Japan	11.4%
United States	60.4%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	1.8%
Tradeweb Markets, Inc., Class A	1.8%
Chemed Corp.	1.7%
Dorman Products, Inc.	1.7%
Cooper Cos., Inc.	1.6%
Commerce Bancshares, Inc.	1.6%
CBIZ, Inc.	1.4%
Equity LifeStyle Properties, Inc.	1.4%
Performance Food Group Co.	1.4%
Diploma PLC	1.4%
Total	15.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSPIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by its principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/22	%*	9/30/23	%*	12/31/23	%*	9/30/24	%*
Audit Fees	$75,000	0%	$96,800	0%	$145,400	0%	$103,800	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$75,000	0%	$96,800	0%	$145,400	0%	$103,800	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series:

Fiscal Year ended 12/31/22		Fiscal Year ended 9/30/23		Fiscal Year ended 12/31/23		Fiscal Year ended 9/30/24
$	%*	$	%*	$	%*	$	%*
$0	0%	$0	0%	$52,836	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Floating-Rate Advantage Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments

Common Stocks — 0.2%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International LLC(1)(2)	9,617	$ 43,276
Phoenix Services International LLC(1)(2)	877	3,947
		$ 47,223
Containers & Packaging — 0.0%(3)
LG Parent Holding Co.(1)(2)	6,015	$ 27,068
		$ 27,068
Entertainment — 0.0%(3)
New Cineworld Ltd.(1)(2)	1,348	$ 27,718
		$27,718
Financial Services — 0.0%(3)
Aegletes BV(1)(2)	1,076	$699
		$699
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$110,631
Serta SSB Equipment Co.(1)(2)(4)	15,129	0
		$110,631
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	299	$4,635
		$4,635
Total Common Stocks (identified cost $453,794)		$217,974

Corporate Bonds — 7.2%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(5)	$146	$ 145,537
5.75%, 4/20/29(5)	200	199,833
		$ 345,370
Automotive — 0.0%(3)
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(5)	$22	$ 22,009
		$ 22,009
Building and Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(5)	$315	$318,150
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(5)	100	99,925
		$418,075
Security	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(5)	$75	$ 77,794
		$ 77,794
Business Equipment and Services — 0.2%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$ 70,851
Garda World Security Corp., 4.625%, 2/15/27(5)	75	73,706
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	75,404
		$ 219,961
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$66,776
		$66,776
Chemicals and Plastics — 0.1%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(5)	$125	$119,476
		$119,476
Commercial Services & Supplies — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(5)	$200	$196,099
		$196,099
Containers and Glass Products — 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(5)	$75	$72,185
		$72,185
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 7.625%, 1/30/32(5)	$125	$131,773
		$131,773
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$532,356
		$532,356
Ecological Services and Equipment — 0.7%
Madison IAQ LLC, 4.125%, 6/30/28(5)	$650	$627,788
		$627,788
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$292,997
		$292,997
Financial Intermediaries — 1.0%
AG Issuer LLC, 6.25%, 3/1/28(5)	$225	$220,164
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(5)	50	51,303
Focus Financial Partners LLC, 6.75%, 9/15/31(5)	150	151,530

1
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Financial Intermediaries (continued)
Panther Escrow Issuer LLC, 7.125%, 6/1/31(5)	$525	$ 551,089
		$ 974,086
Health Care — 0.3%
Medline Borrower LP, 3.875%, 4/1/29(5)	$325	$ 307,975
		$ 307,975
Industrial Equipment — 0.2%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(5)	$150	$ 143,818
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(5)	50	49,500
		$193,318
Insurance — 0.1%
AmWINS Group, Inc., 6.375%, 2/15/29(5)	$100	$102,502
		$102,502
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$7	$7,020
		$7,020
Radio and Television — 0.2%
Univision Communications, Inc., 4.50%, 5/1/29(5)	$150	$134,122
		$134,122
Software — 0.1%
GoTo Group, Inc., 5.50%, 5/1/28(5)	$124	$95,525
		$95,525
Technology — 0.7%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(5)	$200	$192,106
Cloud Software Group, Inc.:
8.25%, 6/30/32(5)	320	334,753
9.00%, 9/30/29(5)	125	127,309
		$654,168
Technology Hardware, Storage & Peripherals — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(5)	$125	$137,709
		$137,709
Telecommunications — 1.1%
Level 3 Financing, Inc., 10.75%, 12/15/30(5)	$875	$964,650
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(5)	125	110,780
		$1,075,430
Total Corporate Bonds (identified cost $6,772,254)		$6,804,514

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Income Funds — 1.0%
SPDR Blackstone Senior Loan ETF	22,750	$ 950,040
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 950,040

Senior Floating Rate Loans — 116.9%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.8%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$560	$ 560,980
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	216	216,299
		$ 777,279
Airlines — 0.8%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	$731	$ 752,398
		$ 752,398
Auto Components — 2.1%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 4/6/28	$924	$925,421
Clarios Global LP, Term Loan, 7.345%, (SOFR + 2.50%), 5/6/30	374	374,920
DexKo Global, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28	568	550,648
LSF12 Badger Bidco LLC, Term Loan, 10.845%, (SOFR + 6.00%), 8/30/30	124	119,565
		$1,970,554
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 1/22/31	$597	$596,712
MajorDrive Holdings IV LLC, Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28	393	394,213
		$990,925
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28	$496	$495,933
		$495,933
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 10/13/28	$486	$486,858
		$486,858

2
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 2.3%
CPG International, Inc., Term Loan, 9/19/31(7)	$150	$ 150,281
LHS Borrower LLC, Term Loan, 9.695%, (SOFR + 4.75%), 2/16/29	294	281,211
MI Windows & Doors LLC, Term Loan, 8.345%, (SOFR + 3.50%), 3/28/31	823	826,796
Oscar AcquisitionCo. LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	745	736,894
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28	144	144,986
		$ 2,140,168
Capital Markets — 6.6%
Advisor Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/17/28	$556	$ 550,665
AllSpring Buyer LLC, Term Loan, 8.137%, (SOFR + 3.25%), 11/1/28	557	555,793
Aretec Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/9/30	497	487,827
Brookfield Property REIT, Inc., Term Loan, 7.445%, (SOFR + 2.50%), 8/27/25	148	148,186
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	124	124,629
Clipper Acquisitions Corp., Term Loan, 7.038%, (SOFR + 1.75%), 3/3/28	217	214,140
Edelman Financial Center LLC, Term Loan, 8.095%, (SOFR + 3.25%), 4/7/28	582	581,750
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29	222	222,975
Focus Financial Partners LLC:
Term Loan, 3.25%, 9/11/31(8)	105	104,895
Term Loan, 8.095%, (SOFR + 3.25%), 9/11/31	979	976,657
Franklin Square Holdings LP, Term Loan, 7.095%, (SOFR + 2.25%), 4/25/31	200	199,749
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 8/21/28	735	735,995
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31	299	300,621
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28	583	584,584
Press Ganey Holdings, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/30/31	125	125,039
Victory Capital Holdings, Inc.:
Term Loan, 7.664%, (SOFR + 2.25%), 7/1/26	238	238,690
Term Loan, 7.664%, (SOFR + 2.25%), 12/29/28	91	91,155
		$6,243,350
Chemicals — 5.1%
Aruba Investments Holdings LLC, Term Loan, 8.945%, (SOFR + 4.00%), 11/24/27	$620	$617,572
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 12/20/29	554	556,129
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Charter NEX U.S., Inc., Term Loan, 8.095%, (SOFR + 3.25%), 12/1/27	$497	$ 498,157
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27	326	285,258
Groupe Solmax, Inc., Term Loan, 9.659%, (SOFR + 4.75%), 5/29/28(9)	208	193,491
Momentive Performance Materials, Inc., Term Loan, 9.345%, (SOFR + 4.50%), 3/29/28	642	643,690
Nouryon Finance BV, Term Loan, 8.628%, (SOFR + 3.50%), 4/3/28	224	224,332
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31	451	451,551
Paint Intermediate III LLC, Term Loan, 9/11/31(7)	100	100,000
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29	233	219,887
W.R. Grace & Co. Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28	997	1,000,551
		$4,790,618
Commercial Services & Supplies — 5.3%
Aramark Services, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 6/22/30	$746	$749,393
Covanta Holding Corp.:
Term Loan, 7.35%, (SOFR + 2.50%), 11/30/28(9)	692	693,009
Term Loan, 7.588%, (SOFR + 2.50%), 11/30/28	53	53,242
Garda World Security Corp., Term Loan, 8.597%, (SOFR + 3.50%), 2/1/29	597	597,607
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 7/3/31	200	200,054
Harsco Corp., Term Loan, 7.21%, (SOFR + 2.25%), 3/10/28	685	685,102
Heritage-Crystal Clean, Inc., Term Loan, 9.465%, (SOFR + 4.50%), 10/17/30	323	324,675
LABL, Inc., Term Loan, 9.945%, (SOFR + 5.00%), 10/29/28	146	142,857
Phoenix Services International LLC, Term Loan, 14.955%, (SOFR + 10.10%), 10.955% cash, 4.00% PIK, 6/30/28	119	114,654
Prime Security Services Borrower LLC, Term Loan, 7.445%, (SOFR + 2.25%), 10/13/30	946	945,863
Tempo Acquisition LLC, Term Loan, 7.095%, (SOFR + 2.25%), 8/31/28	553	553,751
		$5,060,207
Communications Equipment — 0.1%
Ciena Corp., Term Loan, 6.961%, (SOFR + 2.00%), 10/24/30	$123	$123,828
		$123,828
Construction & Engineering — 1.5%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27	$726	$727,770
Azuria Water Solutions, Inc., Term Loan, 8.605%, (SOFR + 3.75%), 5/17/28	364	366,082

3
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering (continued)
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	$299	$ 300,980
		$ 1,394,832
Construction Materials — 0.2%
Star Holding LLC, Term Loan, 9.345%, (SOFR + 4.50%), 7/31/31	$175	$ 171,372
		$ 171,372
Consumer Staples Distribution & Retail — 1.1%
Peer Holding III BV:
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31	$300	$ 301,313
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30	697	699,547
		$1,000,860
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.02%, (SOFR + 3.18%), 4/13/29	$721	$718,743
Pretium Packaging LLC, Term Loan - Second Lien, 11.228%, (SOFR + 5.98%), 9.848% cash, 1.38% PIK, 10/2/28	41	32,824
Proampac PG Borrower LLC, Term Loan, 9.229%, (SOFR + 4.00%), 9/15/28	199	199,185
		$950,752
Diversified Consumer Services — 2.0%
Ascend Learning LLC, Term Loan, 8.445%, (SOFR + 3.50%), 12/11/28	$632	$630,193
Belron Finance U.S. LLC, Term Loan, 7.319%, (SOFR + 1.93%), 4/13/28	121	120,701
KUEHG Corp., Term Loan, 9.104%, (SOFR + 4.50%), 6/12/30	446	448,273
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27	407	402,101
Wand NewCo 3, Inc., Term Loan, 8.006%, (SOFR + 3.25%), 1/30/31	299	299,284
		$1,900,552
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc.:
Term Loan, 11.415%, (SOFR + 6.56%), 4/15/29	$170	$173,654
Term Loan, 11.415%, (SOFR + 6.56%), 4/15/30	170	173,742
Virgin Media Bristol LLC, Term Loan, 8.461%, (SOFR + 3.25%), 1/31/29	325	311,346
		$658,742
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31	$525	$525,377
		$525,377
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 2.3%
Chamberlain Group, Inc., Term Loan, 8.195%, (SOFR + 3.25%), 11/3/28	$397	$ 395,854
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28	223	217,153
II-VI, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 7/2/29	183	183,364
MX Holdings U.S., Inc., Term Loan, 7.71%, (SOFR + 2.75%), 7/31/28	995	999,535
Robertshaw U.S. Holding Corp.:
DIP Loan, 17.50%, (USD Prime + 9.50%), 9.00% cash, 8.50% PIK, 10/11/24	72	72,441
Term Loan, 0.00%, 2/28/27(10)	225	219,076
Term Loan - Second Lien, 0.00%, 2/28/27(10)	207	108,578
		$2,196,001
Energy Equipment & Services — 0.3%
PG Investment Co. 59 SARL, Term Loan, 8.104%, (SOFR + 3.50%), 3/26/31	$274	$275,135
		$275,135
Entertainment — 0.5%
Crown Finance U.S., Inc., Term Loan, 13.46%, (SOFR + 8.50%), 6.46% cash, 7.00% PIK, 7/31/28	$32	$32,201
Renaissance Holding Corp., Term Loan, 9.095%, (SOFR + 4.25%), 4/5/30	422	422,312
		$454,513
Financial Services — 3.7%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31	$525	$525,703
CPI Holdco B LLC, Term Loan, 6.845%, (SOFR + 2.00%), 5/19/31	250	249,062
Grant Thornton Advisors LLC, Term Loan, 8.095%, (SOFR + 3.25%), 6/2/31	550	551,444
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29	669	674,562
Walker & Dunlop, Inc., Term Loan, 7.195%, (SOFR + 2.25%), 12/16/28	742	745,150
WEX, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 3/31/28	775	777,660
		$3,523,581
Food & Staples Retailing — 0.1%
U.S. Foods, Inc., Term Loan, 6.96%, (SOFR + 2.00%), 9/13/26	$111	$110,687
		$110,687
Food Products — 1.0%
Froneri International Ltd., Term Loan, 7.195%, (SOFR + 2.25%), 1/29/27	$593	$591,312
Monogram Food Solutions LLC, Term Loan, 8.96%, (SOFR + 4.00%), 8/28/28	97	96,277

4
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29	$222	$ 222,521
		$ 910,110
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 4/10/31	$300	$ 299,656
		$ 299,656
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28	$490	$ 479,816
Journey Personal Care Corp., Term Loan, 9.21%, (SOFR + 4.25%), 3/1/28	484	483,871
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	599	600,428
		$1,564,115
Health Care Providers & Services — 5.2%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28	$729	$730,409
CCRR Parent, Inc., Term Loan, 9.21%, (SOFR + 4.25%), 3/6/28	485	406,124
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27	496	497,973
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29	799	800,599
Midwest Physician Administrative Services LLC, Term Loan, 7.865%, (SOFR + 3.00%), 3/12/28	291	263,387
Option Care Health, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28	586	588,254
Pacific Dental Services LLC, Term Loan, 7.847%, (SOFR + 2.75%), 3/15/31	497	497,989
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31	125	124,951
Select Medical Corp., Term Loan, 7.845%, (SOFR + 3.00%), 3/6/27	146	146,629
Surgery Center Holdings, Inc., Term Loan, 7.67%, (SOFR + 2.75%), 12/19/30	547	548,191
TTF Holdings LLC, Term Loan, 8.595%, (SOFR + 3.75%), 7/18/31	300	300,750
		$4,905,256
Health Care Technology — 2.1%
Cotiviti Corp., Term Loan, 8.451%, (SOFR + 3.25%), 5/1/31	$398	$398,000
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27	364	365,449
Project Ruby Ultimate Parent Corp., Term Loan, 8.21%, (SOFR + 3.25%), 3/10/28	386	385,966
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27	$362	$ 331,978
Waystar Technologies, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 10/22/29	501	502,770
		$ 1,984,163
Hotels, Restaurants & Leisure — 1.9%
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26	$372	$ 373,272
Hilton Domestic Operating Co., Inc., Term Loan, 6.605%, (SOFR + 1.75%), 11/8/30	150	150,038
IRB Holding Corp., Term Loan, 7.695%, (SOFR + 2.75%), 12/15/27	614	613,735
Playa Resorts Holding BV, Term Loan, 7.595%, (SOFR + 2.75%), 1/5/29	716	711,805
		$1,848,850
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28	$440	$367,331
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27	337	334,494
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28	223	186,696
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28	24	24,080
Solis IV BV, Term Loan, 8.571%, (SOFR + 3.50%), 2/26/29	594	591,039
		$1,503,640
Household Products — 1.4%
Energizer Holdings, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 12/22/27	$933	$935,507
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31	400	377,250
		$1,312,757
Industrial Conglomerates — 0.3%
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31	$249	$252,180
		$252,180
Insurance — 3.6%
Alliant Holdings Intermediate LLC, Term Loan, 7.965%, (SOFR + 3.00%), 9/19/31	$496	$493,479
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	827	827,223
Broadstreet Partners, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 6/13/31	499	497,316
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	890	889,792

5
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 7.095%, (SOFR + 2.25%), 9/15/31	$250	$ 250,000
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	423	421,830
		$ 3,379,640
Interactive Media & Services — 0.8%
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28	$389	$ 375,385
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	356	354,778
		$ 730,163
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.21%, (SOFR + 3.25%), 7/31/27	$39	$38,097
Term Loan, 9.095%, (SOFR + 4.25%), 9/19/30	724	712,592
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/31/28	550	517,884
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27	616	588,225
Informatica LLC, Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28	536	536,138
Rackspace Finance LLC:
Term Loan, 11.483%, (SOFR + 6.25%), 5/15/28	358	365,403
Term Loan - Second Lien, 7.983%, (SOFR + 2.75%), 5/15/28	550	307,445
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	696	695,547
		$3,761,331
Leisure Products — 1.2%
Hayward Industries, Inc., Term Loan, 7.46%, (SOFR + 2.50%), 5/30/28	$605	$604,688
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30	497	500,065
		$1,104,753
Life Sciences Tools & Services — 3.3%
Avantor Funding, Inc., Term Loan, 6.945%, (SOFR + 2.00%), 11/8/27	$1,070	$1,076,895
Catalent Pharma Solutions, Inc., Term Loan, 7.034%, (SOFR + 2.00%), 2/22/28	395	395,082
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26	814	777,284
IQVIA, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 1/2/31	223	224,516
Packaging Coordinators Midco, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 11/30/27	656	656,912
		$3,130,689
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 9.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.701%, (SOFR + 3.50%), 7/31/28	$589	$ 589,425
American Trailer World Corp., Term Loan, 8.695%, (SOFR + 3.75%), 3/3/28	236	214,415
Apex Tool Group LLC:
Term Loan, 14.954%, (SOFR + 10.10%), 7.50% cash, 7.454% PIK, 2/8/30	181	172,434
Term Loan - Second Lien, 12.204%, (SOFR + 7.35%), 4.854 cash, 7.35% PIK, 2/8/29	77	73,699
Barnes Group, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 9/3/30	718	719,440
Conair Holdings LLC, Term Loan, 8.71%, (SOFR + 3.75%), 5/17/28	485	446,099
CPM Holdings, Inc., Term Loan, 9.701%, (SOFR + 4.50%), 9/28/28	584	555,994
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30	877	876,254
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31	225	224,859
Engineered Machinery Holdings, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28	830	833,326
Filtration Group Corp., Term Loan, 8.46%, (SOFR + 3.50%), 10/21/28	743	743,722
Gates Global LLC, Term Loan, 7.095%, (SOFR + 2.25%), 6/4/31	1,022	1,025,459
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28	488	490,020
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28	871	871,829
SPX Flow, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/5/29	227	227,228
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	1,040	1,043,276
		$9,107,479
Media — 1.3%
Aragorn Parent Corp., Term Loan, 9.17%, (SOFR + 4.25%), 12/15/28	$285	$286,509
iHeartCommunications, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 5/1/26	377	329,418
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26	574	558,231
Univision Communications, Inc., Term Loan, 8.21%, (SOFR + 3.25%), 3/16/26	89	88,547
		$1,262,705
Metals/Mining — 0.8%
Arsenal AIC Parent LLC, Term Loan, 7.918%, (SOFR + 3.25%), 8/18/30	$520	$520,351
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28	280	273,557
		$793,908

6
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.5%
ITT Holdings LLC, Term Loan, 7.945%, (SOFR + 3.00%), 10/11/30	$496	$ 497,494
		$ 497,494
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 8.354%, (SOFR + 3.75%), 2/14/31	$498	$ 493,058
		$ 493,058
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 7.095%, (SOFR + 2.25%), 5/5/28	$218	$ 217,696
		$ 217,696
Professional Services — 5.0%
AAL Delaware Holdco, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 7/30/31	$150	$150,797
AlixPartners LLP, Term Loan, 7.46%, (SOFR + 2.50%), 2/4/28	643	644,474
Camelot U.S. Acquisition LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31	597	597,213
CoreLogic, Inc., Term Loan, 8.46%, (SOFR + 3.50%), 6/2/28	458	454,704
EAB Global, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 8/16/28	593	592,040
Employbridge Holding Co., Term Loan, 10.426%, (SOFR + 4.75%), 7/19/28	388	261,657
First Advantage Holdings LLC, Term Loan, 9/19/31(7)	325	323,984
Fleet Midco I Limited, Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31	274	274,250
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29	396	372,414
Teneo Holdings LLC, Term Loan, 9.595%, (SOFR + 4.75%), 3/13/31	199	200,182
Trans Union LLC, Term Loan, 6.845%, (SOFR + 2.00%), 12/1/28	258	257,723
Vaco Holdings LLC, Term Loan, 9.945%, (SOFR + 5.00%), 1/21/29	247	242,261
Wood Mackenzie Ltd., Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31	399	400,184
		$4,771,883
Real Estate Management & Development — 1.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.71%, (SOFR + 2.75%), 8/21/25	$3	$3,153
Term Loan, 8.595%, (SOFR + 3.75%), 1/31/30	110	110,060
Greystar Real Estate Partners LLC, Term Loan, 7.67%, (SOFR + 2.75%), 8/21/30	894	894,505
Homeserve USA Holding Corp, Term Loan, 7.211%, (SOFR + 2.25%), 10/21/30	249	248,556
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development (continued)
RE/MAX International, Inc., Term Loan, 7.46%, (SOFR + 2.50%), 7/21/28	$266	$ 254,854
		$ 1,511,128
Road & Rail — 1.4%
Avis Budget Car Rental LLC, Term Loan, 6.71%, (SOFR + 1.75%), 8/6/27	$848	$ 846,114
First Student Bidco, Inc., Term Loan, 7.704%, (SOFR + 3.00%), 7/21/28	527	528,101
		$ 1,374,215
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	$269	$ 269,456
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27	33	16,380
MaxLinear, Inc., Term Loan, 7.22%, (SOFR + 2.25%), 6/23/28	54	51,964
		$337,800
Software — 17.0%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31	$1,180	$1,183,041
AppLovin Corp., Term Loan, 7.345%, (SOFR + 2.50%), 8/16/30	874	874,407
Astra Acquisition Corp.:
Term Loan, 9.918%, (SOFR + 5.25%), 10/25/28	178	37,037
Term Loan, 11.418%, (SOFR + 6.75%), 2/25/28	128	105,463
Term Loan, 17.998%, (SOFR + 13.33%), 10/25/29	264	46,164
Banff Merger Sub, Inc., Term Loan, 9.005%, (SOFR + 3.75%), 7/30/31	885	884,448
CCC Intelligent Solutions, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 9/21/28	992	993,794
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29(9)	695	692,523
Cloudera, Inc.:
Term Loan, 8.695%, (SOFR + 3.75%), 10/8/28	390	380,590
Term Loan - Second Lien, 10.945%, (SOFR + 6.00%), 10/8/29	150	141,750
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28	438	425,096
Cornerstone OnDemand, Inc., Term Loan, 8.71%, (SOFR + 3.75%), 10/16/28	268	251,367
Dragon Buyer, Inc., Term Loan, 9/30/31(7)	275	274,037
Drake Software LLC, Term Loan, 8.918%, (SOFR + 4.25%), 6/26/31	450	434,250
E2open LLC, Term Loan, 8.46%, (SOFR + 3.50%), 2/4/28	532	534,343
ECI Macola Max Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 5/9/30	818	821,277
Epicor Software Corp.:
Term Loan, 1.00%, 5/30/31(8)	138	138,376

7
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Epicor Software Corp.: (continued)
Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31	$1,177	$ 1,179,394
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27	335	322,977
GoTo Group, Inc.:
Term Loan, 9.968%, (SOFR + 4.75%), 4/28/28	298	247,401
Term Loan - Second Lien, 9.968%, (SOFR + 4.75%), 4/28/28	201	76,232
Isolved, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 10/15/30	499	501,140
Marcel LUX IV SARL, Term Loan, 9.34%, (SOFR + 4.00%), 11/11/30	859	865,220
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30	505	507,384
Project Alpha Intermediate Holding, Inc., Term Loan, 9.002%, (SOFR + 3.75%), 10/28/30	497	499,253
Proofpoint, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 8/31/28	176	175,996
Quartz Acquireco LLC, Term Loan, 7.354%, (SOFR + 2.75%), 6/28/30	397	395,629
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29	288	196,581
RealPage, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 4/24/28	524	508,876
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28	306	236,873
Skillsoft Corp., Term Loan, 10.219%, (SOFR + 5.25%), 7/14/28	218	179,522
Sophia LP, Term Loan, 8.445%, (SOFR + 3.50%), 10/9/29	834	837,206
Veritas U.S., Inc., Term Loan, 9.96%, (SOFR + 5.00%), 9/1/25	610	573,662
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28	632	616,899
		$16,138,208
Specialty Retail — 3.2%
Hoya Midco LLC, Term Loan, 7.845%, (SOFR + 3.00%), 2/3/29	$109	$109,306
Les Schwab Tire Centers, Term Loan, 7.845%, (SOFR + 3.00%), 4/23/31	1,065	1,066,922
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	725	726,158
Mister Car Wash Holdings, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 3/27/31	499	499,863
PetSmart, Inc., Term Loan, 8.695%, (SOFR + 3.75%), 2/11/28	627	622,821
		$3,025,070
Textiles, Apparel & Luxury Goods — 1.9%
Gloves Buyer, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 12/29/27	$778	$775,914
Borrower/Description	Principal Amount (000's omitted)	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 3/8/30	$994	$ 993,696
		$ 1,769,610
Trading Companies & Distributors — 3.7%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.961%, (SOFR + 2.00%), 6/24/30	$886	$ 889,377
Core & Main LP:
Term Loan, 6.855%, (SOFR + 2.00%), 7/27/28	491	491,560
Term Loan, 7.105%, (SOFR + 2.25%), 2/9/31	498	498,744
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31	224	218,383
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	583	574,947
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28	647	568,002
Windsor Holdings III LLC, Term Loan, 8.461%, (SOFR + 3.50%), 8/1/30	297	298,806
		$3,539,819
Transportation Infrastructure — 1.5%
Brown Group Holding LLC:
Term Loan, 7.595%, (SOFR + 2.75%), 7/1/31	$406	$405,586
Term Loan, 7.837%, (SOFR + 2.75%), 7/1/31(9)	299	298,930
KKR Apple Bidco LLC, Term Loan, 7.71%, (SOFR + 2.75%), 9/22/28	745	744,761
		$1,449,277
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27	$496	$496,082
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	247	244,809
SBA Senior Finance II LLC, Term Loan, 7.10%, (SOFR + 2.00%), 1/25/31	124	124,516
		$865,407
Total Senior Floating Rate Loans (identified cost $112,092,362)		$110,836,582

8
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Schedule of Investments — continued

Short-Term Investments — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(11)	1,345,974	$ 1,345,974
Total Short-Term Investments (identified cost $1,345,974)		$ 1,345,974
Total Investments — 126.7% (identified cost $121,709,732)		$120,155,084
Less Unfunded Loan Commitments — (0.3)%		$ (243,241)

Net Investments — 126.4% (identified cost $121,466,491)	$119,911,843
Note Payable — (27.4)%	$(26,000,000)

Other Assets, Less Liabilities — 1.0%	$ 907,937
Net Assets — 100.0%	$ 94,819,780

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $6,804,514 or 7.2% of the Fund's net assets.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $243,272. See Note 1E for description.
(9)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Issuer is in default with respect to interest and/or principal payments and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

9
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $120,120,517)	$118,565,869
Investments in securities of affiliated issuers, at value (identified cost $1,345,974)	1,345,974
Cash	549,732
Receivable for investments sold	924,992
Receivable for capital shares sold	182,989
Interest receivable	765,730
Dividends receivable - affiliated	6,021
Receivable from affiliates	34,721
Trustees' deferred compensation plan	3,605
Prepaid upfront fees on note payable	9,964
Prepaid expenses	3,767
Total assets	$122,393,364
Liabilities
Note payable	$26,000,000
Payable for investments purchased	847,274
Payable for capital shares redeemed	221,582
Distributions payable	200,247
Payable to affiliates:
Investment advisory fee	47,937
Administrative fee	9,488
Distribution and service fees	1,518
Sub-transfer agency fee	68
Trustees' deferred compensation plan	3,605
Accrued expenses	241,865
Total liabilities	$27,573,584
Net Assets	$94,819,780
Sources of Net Assets
Paid-in capital	$104,331,189
Accumulated loss	(9,511,409)
Net Assets	$94,819,780
Class A Shares
Net Assets	$7,241,739
Shares Outstanding	808,175
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.96
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.26
Class I Shares
Net Assets	$36,126,410
Shares Outstanding	4,037,217
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.95
Class R6 Shares
Net Assets	$51,451,631
Shares Outstanding	5,750,521
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.95

On sales of $100,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income	$85,190
Dividend income - affiliated issuers	136,507
Interest income	9,820,199
Other income	147,103
Total investment income	$10,188,999
Expenses
Investment advisory fee	$530,668
Administrative fee	108,733
Distribution and service fees:
Class A	18,482
Trustees' fees and expenses	6,812
Custodian fees	13,256
Transfer agency fees and expenses	52,891
Accounting fees	23,336
Professional fees	69,842
Registration fees	57,965
Reports to shareholders	8,313
Interest expense and fees	1,396,679
Miscellaneous	24,124
Total expenses	$2,311,101
Waiver and/or reimbursement of expenses by affiliates	$(205,180)
Net expenses	$2,105,921
Net investment income	$8,083,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(2,145,674)
Net realized loss	$(2,145,674)
Change in unrealized appreciation (depreciation):
Investment securities	$2,226,609
Net change in unrealized appreciation (depreciation)	$2,226,609
Net realized and unrealized gain	$80,935
Net increase in net assets from operations	$8,164,013
11
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,083,078	$7,390,923
Net realized loss	(2,145,674)	(2,165,411)
Net change in unrealized appreciation (depreciation)	2,226,609	5,480,573
Net increase in net assets from operations	$8,164,013	$10,706,085
Distributions to shareholders:
Class A	$(643,949)	$(680,985)
Class I	(3,749,989)	(4,088,165)
Class R6	(3,682,527)	(2,637,291)
Total distributions to shareholders	$(8,076,465)	$(7,406,441)
Capital share transactions:
Class A	$(1,429,810)	$540,287
Class I	(8,552,647)	(12,413,278)
Class R6	22,772,512	(4,691,045)
Net increase (decrease) in net assets from capital share transactions	$12,790,055	$(16,564,036)
Net increase (decrease) in net assets	$12,877,603	$(13,264,392)
Net Assets
At beginning of year	$81,942,177	$95,206,569
At end of year	$94,819,780	$81,942,177
12
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Statement of Cash Flows

Year Ended
September 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$8,164,013
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(57,643,025)
Investments sold and principal repayments	33,123,162
Decrease in short-term investments, net	2,057,762
Net amortization/accretion of premium (discount)	(171,277)
Amortization of prepaid upfront fees on note payable	26,546
Increase in interest receivable	(246,319)
Decrease in dividends receivable - affiliated	12,795
Increase in receivable from affiliate	(25,637)
Increase in prepaid expenses	(735)
Increase in Trustees' deferred compensation plan	(548)
Increase in payable to affiliate for investment advisory fee	8,281
Increase in payable to affiliate for administrative fee	1,338
Decrease in payable to affiliate for distribution and services fees	(259)
Decrease in payable to affiliate for sub-transfer agency fee	(763)
Increase in payable to affiliate for Trustees' deferred compensation plan	548
Decrease in accrued expenses	(36,321)
Increase in unfunded loan commitments	243,241
Net change in unrealized (appreciation) depreciation on investments	(2,226,609)
Net realized loss from investments	2,145,674
Net cash used in operating activities	$(14,568,133)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$(1,092,714)
Proceeds from capital shares sold	39,742,885
Capital shares redeemed	(33,704,069)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	28,000,000
Repayments of note payable	(20,000,000)
Net cash provided by financing activities	$12,923,602
Net decrease in cash	$(1,644,531)
Cash at beginning of year	$2,194,263
Cash at end of year	$549,732
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$6,796,482
Cash paid for interest and fees on borrowings	$1,444,930
13
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.93	$8.60	$9.51	$9.23	$9.73
Income (Loss) From Operations
Net investment income(1)	$0.78	$0.75	$0.43	$0.35	$0.39
Net realized and unrealized gain (loss)	0.03	0.33	(0.93)	0.29	(0.50)
Total income (loss) from operations	$0.81	$1.08	$(0.50)	$0.64	$(0.11)
Less Distributions
From net investment income	$(0.78)	$(0.75)	$(0.41)	$(0.36)	$(0.39)
Total distributions	$(0.78)	$(0.75)	$(0.41)	$(0.36)	$(0.39)
Net asset value — End of year	$8.96	$8.93	$8.60	$9.51	$9.23
Total Return(2)	9.43%	13.01%	(5.37)%	6.99%	(1.05)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,242	$8,656	$7,809	$3,453	$2,329
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	2.85%	3.08%	1.95%	1.51%	1.83%
Net expenses(4)	2.58%(5)	2.81%(5)	1.73%(5)	1.32%	1.53%
Net investment income	8.73%	8.47%	4.72%	3.73%	4.20%
Portfolio Turnover	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 1.57%, 1.76%, 0.70%, 0.31% and 0.54% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively).
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% for the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.92	$8.59	$9.50	$9.22	$9.73
Income (Loss) From Operations
Net investment income(1)	$0.80	$0.76	$0.43	$0.37	$0.40
Net realized and unrealized gain (loss)	0.03	0.34	(0.90)	0.29	(0.50)
Total income (loss) from operations	$0.83	$1.10	$(0.47)	$0.66	$(0.10)
Less Distributions
From net investment income	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Total distributions	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Net asset value — End of year	$8.95	$8.92	$8.59	$9.50	$9.22
Total Return(2)	9.70%	13.29%	(5.14)%	7.25%	(0.83)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,126	$44,556	$55,164	$64,676	$26,958
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	2.59%	2.81%	1.58%	1.26%	1.50%
Net expenses(4)	2.32%(5)	2.55%(5)	1.36%(5)	1.07%	1.21%
Net investment income	8.97%	8.68%	4.69%	3.94%	4.34%
Portfolio Turnover	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 1.56%, 1.75%, 0.58%, 0.31% and 0.47% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively).
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% for the year ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.92	$8.59	$9.50	$9.22	$9.72
Income (Loss) From Operations
Net investment income(1)	$0.80	$0.77	$0.42	$0.38	$0.41
Net realized and unrealized gain (loss)	0.03	0.33	(0.89)	0.28	(0.50)
Total income (loss) from operations	$0.83	$1.10	$(0.47)	$0.66	$(0.09)
Less Distributions
From net investment income	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Total distributions	$(0.80)	$(0.77)	$(0.44)	$(0.38)	$(0.41)
Net asset value — End of year	$8.95	$8.92	$8.59	$9.50	$9.22
Total Return(2)	9.71%	13.29%	(5.15)%	7.26%	(0.83)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,452	$28,730	$32,233	$57,343	$43,899
Ratios (as a percentage of average daily net assets):(3)
Total expenses(4)	2.45%	2.74%	1.43%	1.19%	1.44%
Net expenses(4)	2.28%(5)	2.56%(5)	1.32%(5)	1.08%	1.23%
Net investment income	8.90%	8.72%	4.59%	3.99%	4.40%
Portfolio Turnover	30%	14%	30%	37%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense and fees of 1.52%, 1.76%, 0.54%, 0.32% and 0.49% for the years ended September 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended September 30, 2024 and 2023 and less than 0.005% for the year ended September 30, 2022).
16
See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
17

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,635	$213,339	$0	$217,974
Corporate Bonds	—	6,804,514	—	6,804,514
Exchange-Traded Funds	950,040	—	—	950,040
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	110,593,341	—	110,593,341
Short-Term Investments	1,345,974	—	—	1,345,974
Total Investments	$2,300,649	$117,611,194	$0	$119,911,843

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
18

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements — continued

G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.480%
In excess of $1 billion	0.430%
Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed by the Fund. For the year ended September 30, 2024, the investment advisory fee amounted to $530,668 or 0.59% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $3,842 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $201,338.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $108,733.
19

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $18,482 for Class A shares.
The Fund was informed that EVD received $1,762 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $1,779 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $54,314,620 and $33,039,562, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$8,076,465	$7,406,441
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$197,929
Deferred capital losses	(7,948,365)
Net unrealized depreciation	(1,560,726)
Distributions payable	(200,247)
Accumulated loss	$(9,511,409)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $7,948,365 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $1,245,450 are short-term and $6,702,915 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
20

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements — continued

Aggregate cost	$121,472,569
Gross unrealized appreciation	$561,540
Gross unrealized depreciation	(2,122,266)
Net unrealized depreciation	$(1,560,726)
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit agreement, as amended (the Agreement) with a bank to borrow up to a limit of $45 million ($60 million prior to March 12, 2024). Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes.
Interest on advances under the Agreement is calculated at a rate per annum equal to the Fund's option of (a) Term SOFR (subject to a 0% floor) plus a Term SOFR adjustment of 0.10% plus a 0.90% (0.85% prior to March 12, 2024) margin (the “SOFR Rate”) and (b) Federal Funds Effective Rate plus 0.90% (0.85% prior to March 12, 2024) (which cannot be lower than the SOFR Rate). Term SOFR is defined as the secured overnight financing rate as administered by the Federal Reserve Bank of New York for a 1-month tenor. Under the terms of the Agreement, the Fund pays a facility fee of 0.15% per annum on the commitment amount.
In connection with the renewal of the Agreement on March 12, 2024, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 11, 2025. The unamortized balance at September 30, 2024 is approximately $10,000 and is included in “prepaid upfront fees on note payable” on the Statement of Assets and Liabilities. At September 30, 2024, the Fund had borrowings outstanding under the Agreement of $26,000,000 at an annual interest rate of 5.87%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024. For the year ended September 30, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $20,267,760 and 6.21%, respectively.
6  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,345,974, which represents 1.4% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,403,736	$77,327,096	$(79,384,858)	$ —	$ —	$1,345,974	$136,507	1,345,974
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	196,061	$1,754,322	256,513	$2,260,838
Reinvestment of distributions	61,931	554,848	72,287	637,099
Shares redeemed	(419,107)	(3,738,980)	(267,744)	(2,357,650)
Net increase (decrease)	(161,115)	$(1,429,810)	61,056	$540,287
21

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,244,301	$11,143,415	1,814,531	$15,994,311
Reinvestment of distributions	413,875	3,704,757	456,814	4,017,949
Shares redeemed	(2,616,465)	(23,400,819)	(3,699,637)	(32,425,538)
Net decrease	(958,289)	$(8,552,647)	(1,428,292)	$(12,413,278)
Class R6
Shares sold	2,988,790	$26,871,577	221	$1,947
Reinvestment of distributions	283,360	2,536,877	292,930	2,577,103
Shares redeemed	(743,112)	(6,635,942)	(825,658)	(7,270,095)
Net increase (decrease)	2,529,038	$22,772,512	(532,507)	$(4,691,045)
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
22

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Floating-Rate Advantage Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Floating-Rate Advantage Fund (the “Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of September 30, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 85.20% of distributions from net investment income as a 163(j) interest dividend.
24

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Floating-Rate Advantage Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended December 31, 2023, the Fund had underperformed the median of its peer universe for the three-year period ended December 31, 2023, and the Fund had equaled the median of its peer universe for the five-year period ended December 31, 2023. This data also indicated that the Fund had outperformed its benchmark for the one-year period ended December 31, 2023, while it underperformed its benchmark index for the three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and total expenses (net of waivers and/or
26

Calvert
Floating-Rate Advantage Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

reimbursements) were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

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CFOAX-NCSR 9.30.24

Calvert
Global Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Global Equity Fund

Calvert
Global Equity Fund
September 30, 2024
Schedule of Investments

Common Stocks — 98.0%

Security	Shares	Value
Australia — 2.0%
CSL Ltd.	1,150	$ 227,164
		$ 227,164
Belgium — 2.0%
KBC Group NV	2,804	$ 223,081
		$ 223,081
Denmark — 2.1%
Novo Nordisk AS, Class B	1,959	$ 232,360
		$ 232,360
France — 6.9%
L'Oreal SA	420	$188,385
LVMH Moet Hennessy Louis Vuitton SE	273	209,357
Safran SA	867	204,025
Schneider Electric SE	657	173,190
		$774,957
Germany — 3.0%
Siemens AG	1,659	$335,629
		$335,629
Hong Kong — 2.9%
AIA Group Ltd.	36,837	$321,692
		$321,692
India — 1.9%
HDFC Bank Ltd. ADR	3,461	$216,520
		$216,520
Japan — 3.1%
Keyence Corp.	444	$212,793
Recruit Holdings Co. Ltd.	2,224	135,113
		$347,906
Netherlands — 6.0%
ASML Holding NV	373	$310,284
IMCD NV	2,082	361,674
		$671,958
Singapore — 1.9%
DBS Group Holdings Ltd.	7,285	$215,740
		$215,740
Switzerland — 3.4%
Nestle SA	3,761	$377,952
		$377,952
Security	Shares	Value
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	990	$ 171,933
		$ 171,933
United Kingdom — 7.7%
Compass Group PLC	9,523	$ 305,304
London Stock Exchange Group PLC	1,955	267,661
Reckitt Benckiser Group PLC	4,624	282,916
		$ 855,881
United States — 53.6%
Adobe, Inc.(1)	321	$166,207
Alphabet, Inc., Class A	3,260	540,671
Amazon.com, Inc.(1)	2,817	524,892
AMETEK, Inc.	1,577	270,787
Boston Scientific Corp.(1)	3,606	302,183
CDW Corp.	1,160	262,508
Danaher Corp.	1,065	296,091
Dollar Tree, Inc.(1)	1,609	113,145
Ingersoll Rand, Inc.	1,858	182,381
Intuit, Inc.	263	163,323
Intuitive Surgical, Inc.(1)	391	192,087
Micron Technology, Inc.	2,075	215,198
Microsoft Corp.	1,730	744,419
NextEra Energy, Inc.	3,182	268,974
NVIDIA Corp.	4,075	494,868
TJX Cos., Inc.	1,554	182,657
Verisk Analytics, Inc.	548	146,842
Visa, Inc., Class A	1,435	394,553
Walt Disney Co.	2,629	252,884
Zoetis, Inc.	1,489	290,921
		$6,005,591
Total Common Stocks (identified cost $7,640,025)		$10,978,364

Short-Term Investments — 2.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	278,651	$ 278,651
Total Short-Term Investments (identified cost $278,651)		$ 278,651

Total Investments — 100.5% (identified cost $7,918,676)	$11,257,015
Other Assets, Less Liabilities — (0.5)%	$ (54,188)
Net Assets — 100.0%	$11,202,827

1
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	24.5%
Industrials	16.1
Financials	14.6
Health Care	13.8
Consumer Discretionary	10.9
Consumer Staples	8.6
Communication Services	7.1
Utilities	2.4
Total	98.0%

Abbreviations:
ADR	– American Depositary Receipt
2
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $7,640,025)	$10,978,364
Investments in securities of affiliated issuers, at value (identified cost $278,651)	278,651
Receivable for investments sold	21,548
Dividends receivable	3,156
Dividends receivable - affiliated	1,087
Tax reclaims receivable	16,535
Trustees' deferred compensation plan	20
Total assets	$11,299,361
Liabilities
Payable for investments purchased	$15,316
Payable for capital shares redeemed	1,049
Payable to affiliates:
Investment advisory fee	6,095
Administrative fee	1,081
Distribution and service fees	18
Sub-transfer agency fee	53
Trustees' deferred compensation plan	20
Other	15,965
Payable for professional fees	47,465
Accrued expenses	9,472
Total liabilities	$96,534
Net Assets	$11,202,827
Sources of Net Assets
Paid-in capital	$7,493,074
Distributable earnings	3,709,753
Net Assets	$11,202,827
Class A Shares
Net Assets	$87,889
Shares Outstanding	4,939
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.79
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.78
Class I Shares
Net Assets	$11,114,938
Shares Outstanding	624,057
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.
3
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $12,952)	$139,750
Dividend income - affiliated issuers	9,242
Total investment income	$148,992
Expenses
Investment advisory fee	$69,333
Administrative fee	12,235
Distribution and service fees:
Class A	319
Trustees' fees and expenses	633
Custodian fees	7,582
Transfer agency fees and expenses	3,301
Accounting fees	5,756
Professional fees	42,147
Registration fees	72,985
Reports to shareholders	2,732
Miscellaneous	14,604
Total expenses	$231,627
Waiver and/or reimbursement of expenses by affiliates	$(140,596)
Net expenses	$91,031
Net investment income	$57,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$348,571
Foreign currency transactions	357
Net realized gain	$348,928
Change in unrealized appreciation (depreciation):
Investment securities	$1,911,741
Foreign currency	985
Net change in unrealized appreciation (depreciation)	$1,912,726
Net realized and unrealized gain	$2,261,654
Net increase in net assets from operations	$2,319,615
4
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Year Ended November 30, 2022

Increase (Decrease) in Net Assets
From operations:
Net investment income	$57,961	$35,729	$46,050
Net realized gain	348,928	211,084	109,561
Net change in unrealized appreciation (depreciation)	1,912,726	102,887	(941,350)
Net increase (decrease) in net assets from operations	$2,319,615	$349,700	$(785,739)
Distributions to shareholders:
Class A	$(732)	$(282)	$(868)(1)
Class I	(202,993)	(175,579)	(751,865)
Total distributions to shareholders	$(203,725)	$(175,861)	$(752,733)
Capital share transactions:
Class A	$35,939	$14,253	$19,082(1)
Class I	1,521,238	(2,506,997)	3,065,908
Net increase (decrease) in net assets from capital share transactions	$1,557,177	$(2,492,744)	$3,084,990
Net increase (decrease) in net assets	$3,673,067	$(2,318,905)	$1,546,518
Net Assets
At beginning of period	$7,529,760	$9,848,665	$8,302,147
At end of period	$11,202,827	$7,529,760	$9,848,665

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
5
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Period Ended November 30, 2022(1)

Net asset value — Beginning of period	$14.33	$14.00	$17.46
Income (Loss) From Operations
Net investment income(2)	$0.14	$0.04	$0.04
Net realized and unrealized gain (loss)	3.62	0.52	(1.98)
Total income (loss) from operations	$3.76	$0.56	$(1.94)
Less Distributions
From net investment income	$(0.03)	$(0.04)	$(0.08)
From net realized gain	(0.27)	(0.19)	(1.44)
Total distributions	$(0.30)	$(0.23)	$(1.52)
Net asset value — End of period	$17.79	$14.33	$14.00
Total Return(3)	26.45%	4.12%(4)	(12.48)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88	$31	$17
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.51%	2.46%(6)(7)	2.91%(6)
Net expenses	1.14%(8)	1.21%(6)(7)(8)	1.20%(6)(8)
Net investment income	0.86%	0.26%(6)	0.31%(6)
Portfolio Turnover	28%	30%(4)	29%(9)

(1)	For the period from the commencement of operations, December 14, 2021, to November 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01% of average daily net assets.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024, the ten months ended September 30, 2023 and the period ended November 30, 2022).
(9)	For the year ended November 30, 2022.
Financial information from December 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
6
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Year Ended November 30,
			2022	2021	2020	2019
Net asset value — Beginning of period	$14.33	$13.99	$17.25	$13.78	$12.42	$11.53
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.06	$0.08	$0.03	$0.07	$0.10
Net realized and unrealized gain (loss)	3.71	0.53	(1.82)	3.49	1.42	1.65
Total income (loss) from operations	$3.80	$0.59	$(1.74)	$3.52	$1.49	$1.75
Less Distributions
From net investment income	$(0.05)	$(0.06)	$(0.08)	$(0.05)	$(0.13)	$(0.12)
From net realized gain	(0.27)	(0.19)	(1.44)	—	—	(0.74)
Total distributions	$(0.32)	$(0.25)	$(1.52)	$(0.05)	$(0.13)	$(0.86)
Net asset value — End of period	$17.81	$14.33	$13.99	$17.25	$13.78	$12.42
Total Return(2)	26.81%	4.38%(3)	(11.48)%	25.62%	12.06%	17.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,115	$7,499	$9,832	$8,302	$5,801	$5,186
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.27%	2.20%(5)(6)	2.66%	2.32%	2.90%	3.03%(6)
Net expenses	0.89%(7)	0.96%(5)(6)(7)	0.95%(7)	0.95%	0.95%	0.96%(6)
Net investment income	0.56%	0.52%(5)	0.58%	0.18%	0.55%	0.92%
Portfolio Turnover	28%	30%(3)	29%	57%	54%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee or its advisory and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024, the ten months ended September 30, 2023 and the year ended November 30, 2022).
Financial information from December 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Focused Global Opportunities Fund, which was reorganized into the Calvert Global Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Focused Global Opportunities Fund had a fiscal year-end of November 30. See Notes 1 and 9 to Financial Statements.
7
See Notes to Financial Statements.

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is the accounting successor to the Eaton Vance Focused Global Opportunities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 9). The Fund also inherited the Predecessor Fund’s historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
8

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$227,164	$ —	$227,164
Belgium	—	223,081	—	223,081
Denmark	—	232,360	—	232,360
France	—	774,957	—	774,957
Germany	—	335,629	—	335,629
Hong Kong	—	321,692	—	321,692
India	216,520	—	—	216,520
Japan	—	347,906	—	347,906
Netherlands	—	671,958	—	671,958
Singapore	—	215,740	—	215,740
Switzerland	—	377,952	—	377,952
Taiwan	171,933	—	—	171,933
United Kingdom	—	855,881	—	855,881
United States	6,005,591	—	—	6,005,591
Total Common Stocks	$6,394,044	$4,584,320(1)	$ —	$10,978,364
Short-Term Investments	$278,651	$ —	$ —	$278,651
Total Investments	$6,672,695	$4,584,320	$ —	$11,257,015

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
9

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements — continued

G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.680%
$500 million but less than $1 billion	0.655%
$1 billion but less than $2.5 billion	0.630%
$2.5 billion but less than $5 billion	0.610%
$5 billion and over	0.595%
For the year ended September 30, 2024, the investment advisory fee amounted to $69,333 or 0.68% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the
“Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of
Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $275 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14% and 0.89% for Class A and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the year ended September 30, 2024, CRM and EVAIL waived and/or reimbursed expenses in total of $140,321.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $12,235.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $319 for Class A shares.
10

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund was informed that EVD received $1,133 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $266 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,121,982 and $2,823,837, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the year ended September 30, 2024, the ten months ended September 30, 2023 and the year ended November 30, 2022 was as follows:
	Year Ended September 30, 2024	Ten Months Ended September 30, 2023	Year Ended November 30, 2022

Ordinary income	$137,314	$43,839	$129,336
Long-term capital gains	$66,411	$132,022	$623,397
During the year ended September 30, 2024, distributable earnings was decreased by $13,201 and paid-in capital was increased by $13,201 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$164,743
Undistributed long-term capital gains	211,040
Net unrealized appreciation	3,333,970
Distributable earnings	$3,709,753
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,923,940
Gross unrealized appreciation	$3,631,717
Gross unrealized depreciation	(298,642)
Net unrealized appreciation	$3,333,075
11

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements — continued

5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
6  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $278,651, which represents 2.5% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,172	$3,539,125	$(3,278,646)	$ —	$ —	$278,651	$9,242	278,651
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	September 30, 2024		Ten Months Ended September 30, 2023		Year Ended November 30, 2022(1)
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	16,526	$276,335	935	$13,971	1,163	$18,214
Reinvestment of distributions	46	732	21	282	52	868
Shares redeemed	(13,804)	(241,128)	—	—	—	—
Net increase	2,768	$35,939	956	$14,253	1,215	$19,082
Class I
Shares sold	123,089	$1,903,840	36,775	$535,539	264,722	$3,660,472
Reinvestment of distributions	12,799	202,993	13,322	175,579	45,348	751,865
Shares redeemed	(34,994)	(585,595)	(229,511)	(3,218,115)	(88,763)	(1,346,429)
Net increase (decrease)	100,894	$1,521,238	(179,414)	$(2,506,997)	221,307	$3,065,908

(1)	For Class A, for the period from the commencement of operations, December 14, 2021, to November 30, 2022.
At September 30, 2024, EVM owned 73.0% of the value of the outstanding shares of the Fund.
12

Calvert
Global Equity Fund
September 30, 2024
Notes to Financial Statements — continued

8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
9  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	2,171	$32,518
Class I	523,253	$7,839,838

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund.
13

Calvert
Global Equity Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Global Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Global Equity Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period from December 1, 2022 through September 30, 2023, and for the year ended November 30, 2022, the financial highlights for the year then ended, for the period from December 1, 2022 through September 30, 2023, and for each of the four years in the period ended November 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period from December 1, 2022 through September 30, 2023, and for the year ended November 30, 2022, and the financial highlights for the year then ended, for the period from December 1, 2022 through September 30, 2023, and for each of the four years in the period ended November 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
14

Calvert
Global Equity Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $130,136, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 28.57% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $236,650 or, if subsequently determined to be different, the net capital gain of such year.
15

Calvert
Global Equity Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
16

Calvert
Global Equity Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Global Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended April 30, 2024. This performance data indicated that the Fund had underperformed the average of its peer universe and its benchmark index for the one-year period ended April 30, 2024; while the Fund had outperformed the average of its peer universe for the three- and five-year periods ended April 30, 2024, while it had
17

Calvert
Global Equity Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

underperformed its benchmark index for the same periods. The Board took into account management’s discussion of the Fund’s performance and that the performance prior to September 15, 2023 reflected that of the Fund’s predecessor fund. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of other funds overseen by the Trustees. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund through September 15, 2028. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
18

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CGLAX-NCSR 9.30.24

Calvert
Global Small-Cap Equity Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Global Small-Cap Equity Fund

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Schedule of Investments

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.8%
BlueScope Steel Ltd.	3,795	$ 57,930
CAR Group Ltd.	10,935	282,849
Data#3 Ltd.	34,261	179,520
IGO Ltd.	10,504	42,184
Steadfast Group Ltd.	41,358	161,886
		$ 724,369
Belgium — 1.1%
Azelis Group NV	6,384	$ 139,875
KBC Ancora	2,928	158,277
		$298,152
Canada — 2.9%
Agnico Eagle Mines Ltd.	1,064	$85,713
Allied Properties Real Estate Investment Trust	10,199	152,482
ATS Corp.(1)	5,168	149,944
Descartes Systems Group, Inc.(1)	2,233	229,781
Killam Apartment Real Estate Investment Trust	9,574	148,588
		$766,508
France — 0.7%
IPSOS SA	2,807	$176,666
		$176,666
Germany — 1.7%
Jenoptik AG	4,763	$147,020
Sartorius AG, PFC Shares	456	128,218
Schott Pharma AG & Co. KGaA	4,697	160,592
		$435,830
Italy — 3.4%
Amplifon SpA	9,518	$273,933
BFF Bank SpA(2)	16,392	179,876
Moncler SpA	2,676	170,131
Reply SpA	1,689	254,700
		$878,640
Japan — 11.5%
Allegro MicroSystems, Inc.(1)	4,993	$116,337
As One Corp.	8,174	165,576
Asahi Intecc Co. Ltd.	6,419	112,931
BayCurrent, Inc.	7,628	280,113
Chiba Bank Ltd.	13,831	112,423
Cosmos Pharmaceutical Corp.	4,484	232,352
Fukuoka Financial Group, Inc.	5,003	129,541
Goldwin, Inc.	2,721	157,642
Hoshizaki Corp.	3,970	138,259
JMDC, Inc.	4,997	162,696
LaSalle Logiport REIT	141	140,885
NOF Corp.	13,134	226,846
Security	Shares	Value
Japan (continued)
Riken Keiki Co. Ltd.(3)	10,334	$ 278,863
Sanwa Holdings Corp.	12,649	336,749
SUMCO Corp.(3)	9,611	103,952
Toyo Suisan Kaisha Ltd.	2,218	145,623
USS Co. Ltd.	16,522	156,826
		$ 2,997,614
Luxembourg — 0.1%
APERAM SA	449	$ 14,075
		$14,075
Netherlands — 1.6%
BE Semiconductor Industries NV	723	$92,212
Euronext NV(2)	1,254	136,118
IMCD NV	1,012	175,799
		$404,129
New Zealand — 0.5%
Spark New Zealand Ltd.	70,010	$135,004
		$135,004
Singapore — 0.4%
Daiwa House Logistics Trust	205,782	$103,246
		$103,246
Spain — 0.9%
Acciona SA	1,700	$241,190
		$241,190
Sweden — 2.0%
AddTech AB, Class B	7,365	$220,796
Boliden AB	743	25,217
Sdiptech AB, Class B(1)	9,257	271,806
		$517,819
Switzerland — 0.6%
Straumann Holding AG	909	$148,690
		$148,690
United Kingdom — 9.8%
Cranswick PLC	2,861	$192,303
Diploma PLC	6,126	364,159
DiscoverIE Group PLC	25,201	204,812
Games Workshop Group PLC	1,835	263,990
Greggs PLC	4,035	168,809
Hilton Food Group PLC	10,489	126,338
JTC PLC(2)	19,451	275,735
Rentokil Initial PLC ADR(3)	4,523	112,759
Shaftesbury Capital PLC	50,048	98,726
Vistry Group PLC(1)	8,707	152,268
Volution Group PLC	24,894	203,577
Wise PLC, Class A(1)	21,076	189,508

1
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Schedule of Investments — continued

Security	Shares	Value
United Kingdom (continued)
Zegona Communications PLC(1)	40,939	$ 200,291
		$ 2,553,275
United States — 59.4%
AAON, Inc.	2,698	$ 290,952
Addus HomeCare Corp.(1)	2,019	268,588
Albany International Corp., Class A	3,099	275,346
Alliant Energy Corp.	3,009	182,616
Altair Engineering, Inc., Class A(1)	1,077	102,864
American Financial Group, Inc.	1,622	218,321
AptarGroup, Inc.	3,035	486,177
Aramark	6,960	269,561
Atmus Filtration Technologies, Inc.	5,148	193,204
Axcelis Technologies, Inc.(1)	1,192	124,981
AZEK Co., Inc.(1)	5,985	280,098
Badger Meter, Inc.	798	174,291
Balchem Corp.	780	137,280
Burlington Stores, Inc.(1)	698	183,909
Casey's General Stores, Inc.	275	103,320
CBIZ, Inc.(1)	5,625	378,506
CCC Intelligent Solutions Holdings, Inc.(1)	21,798	240,868
Chemed Corp.	737	442,915
Choice Hotels International, Inc.	1,368	178,250
Church & Dwight Co., Inc.	1,536	160,850
Clearwater Analytics Holdings, Inc., Class A(1)	6,931	175,008
CMS Energy Corp.	2,554	180,389
Commerce Bancshares, Inc.	6,988	415,087
Cooper Cos., Inc.(1)	3,825	422,051
Core & Main, Inc., Class A(1)	7,429	329,848
CubeSmart	4,124	221,995
Dayforce, Inc.(1)(3)	2,057	125,991
Diodes, Inc.(1)	2,152	137,922
Domino's Pizza, Inc.	465	200,015
Dorman Products, Inc.(1)	3,889	439,924
EastGroup Properties, Inc.	1,782	332,913
Equity LifeStyle Properties, Inc.	5,246	374,250
ESCO Technologies, Inc.	1,287	165,997
Etsy, Inc.(1)	888	49,311
Euronet Worldwide, Inc.(1)	958	95,062
First American Financial Corp.	2,346	154,859
First Financial Bankshares, Inc.	8,081	299,078
Franklin Electric Co., Inc.	1,983	207,858
Graco, Inc.	3,091	270,493
Group 1 Automotive, Inc.	300	114,912
Herc Holdings, Inc.	628	100,122
Hexcel Corp.	2,831	175,041
Janus International Group, Inc.(1)	8,198	82,882
John Wiley & Sons, Inc., Class A	1,793	86,512
Kinsale Capital Group, Inc.	338	157,363
Lamb Weston Holdings, Inc.	1,006	65,128
Lancaster Colony Corp.	460	81,222
Security	Shares	Value
United States (continued)
Landstar System, Inc.	1,348	$ 254,597
LPL Financial Holdings, Inc.	861	200,294
Middleby Corp.(1)	1,730	240,695
nCino, Inc.(1)	1,570	49,596
Neogen Corp.(1)	4,857	81,646
Neurocrine Biosciences, Inc.(1)	1,555	179,167
Nordson Corp.	713	187,255
NVR, Inc.(1)	20	196,236
Performance Food Group Co.(1)	4,658	365,048
Progress Software Corp.	1,192	80,305
Quaker Chemical Corp.	1,372	231,168
Rexford Industrial Realty, Inc.	5,163	259,751
Ryan Specialty Holdings, Inc.	2,582	171,419
Selective Insurance Group, Inc.	3,065	285,965
SouthState Corp.	3,144	305,534
SPS Commerce, Inc.(1)	731	141,938
Teleflex, Inc.	690	170,651
Teradyne, Inc.	785	105,135
Texas Roadhouse, Inc.	461	81,413
Tradeweb Markets, Inc., Class A	3,893	481,447
Tyler Technologies, Inc.(1)	298	173,949
W.R. Berkley Corp.	3,942	223,630
White Mountains Insurance Group Ltd.	171	290,050
Woodward, Inc.	1,153	197,751
Wyndham Hotels & Resorts, Inc.	3,920	306,309
		$15,415,079
Total Common Stocks (identified cost $19,343,297)		$25,810,286

Short-Term Investments — 1.6%

Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	300,524	$ 300,524
Total Affiliated Fund (identified cost $300,524)		$ 300,524
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(5)	117,521	$ 117,521
Total Securities Lending Collateral (identified cost $117,521)		$ 117,521
Total Short-Term Investments (identified cost $418,045)		$ 418,045

2
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Schedule of Investments — continued

Value
Total Investments — 101.0% (identified cost $19,761,342)	$26,228,331
Other Assets, Less Liabilities — (1.0)%	$ (262,552)
Net Assets — 100.0%	$25,965,779

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $591,729 or 2.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $483,705.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.5%
Financials	17.9
Consumer Discretionary	11.9
Information Technology	11.2
Health Care	10.5
Real Estate	7.0
Consumer Staples	5.7
Materials	5.0
Communication Services	3.4
Utilities	2.3
Total	99.4%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
3
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $19,460,818) - including $483,705 of securities on loan	$25,927,807
Investments in securities of affiliated issuers, at value (identified cost $300,524)	300,524
Cash denominated in foreign currency, at value (cost $3,054)	3,055
Receivable for capital shares sold	14,108
Dividends receivable	42,988
Dividends receivable - affiliated	1,331
Securities lending income receivable	99
Tax reclaims receivable	15,807
Trustees' deferred compensation plan	51
Total assets	$26,305,770
Liabilities
Payable for investments purchased	$18,227
Payable for capital shares redeemed	109,238
Deposits for securities loaned	117,521
Payable to affiliates:
Investment advisory fee	16,246
Administrative fee	2,515
Distribution and service fees	4,040
Sub-transfer agency fee	1,467
Trustees' deferred compensation plan	51
Other	2,311
Payable for professional fees	48,691
Accrued expenses	19,684
Total liabilities	$339,991
Net Assets	$25,965,779
Sources of Net Assets
Paid-in capital	$18,673,364
Distributable earnings	7,292,415
Net Assets	$25,965,779
Class A Shares
Net Assets	$16,290,064
Shares Outstanding	1,058,268
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.39
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$16.24
Class C Shares
Net Assets	$955,148
Shares Outstanding	91,719
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.41
4
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class I Shares
Net Assets	$8,720,567
Shares Outstanding	540,637
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $21,678)	$363,989
Dividend income - affiliated issuers	11,902
Securities lending income, net	2,406
Total investment income	$378,297
Expenses
Investment advisory fee	$192,241
Administrative fee	30,759
Distribution and service fees:
Class A	40,564
Class C	8,947
Trustees' fees and expenses	1,536
Custodian fees	22,999
Transfer agency fees and expenses	29,599
Accounting fees	7,409
Professional fees	52,901
Registration fees	103,601
Reports to shareholders	5,019
Miscellaneous	19,899
Total expenses	$515,474
Waiver and/or reimbursement of expenses by affiliates	$(193,689)
Net expenses	$321,785
Net investment income	$56,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,189,040
Foreign currency transactions	418
Net realized gain	$1,189,458
Change in unrealized appreciation (depreciation):
Investment securities	$3,977,631
Foreign currency	467
Net change in unrealized appreciation (depreciation)	$3,978,098
Net realized and unrealized gain	$5,167,556
Net increase in net assets from operations	$5,224,068
6
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
From operations:
Net investment income	$56,512	$133,790	$22,521
Net realized gain (loss)	1,189,458	(217,139)	903,135
Net change in unrealized appreciation (depreciation)	3,978,098	1,247,962	(9,467,602)
Net increase (decrease) in net assets from operations	$5,224,068	$1,164,613	$(8,541,946)
Distributions to shareholders:
Class A	$(109,945)	$(693,690)	$(3,839,738)
Class C	(2,800)	(54,512)	(351,503)
Class I	(81,172)	(238,228)	(1,563,078)
Total distributions to shareholders	$(193,917)	$(986,430)	$(5,754,319)
Capital share transactions:
Class A	$(2,717,222)	$(2,408,034)	$(479,340)
Class C	(45,521)	(254,677)	(144,215)
Class I	(366,670)	1,689,181	(2,389,961)
Net decrease in net assets from capital share transactions	$(3,129,413)	$(973,530)	$(3,013,516)
Net increase (decrease) in net assets	$1,900,738	$(795,347)	$(17,309,781)
Net Assets
At beginning of period	$24,065,041	$24,860,388	$42,170,169
At end of period	$25,965,779	$24,065,041	$24,860,388

Financial information from November 1, 2021 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
7
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019
Net asset value — Beginning of period	$12.63	$12.55	$18.82	$13.99	$14.05	$13.77
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.06	$0.01	$(0.01)	$0.00(2)	$0.05
Net realized and unrealized gain (loss)	2.83	0.52	(3.70)	5.00	0.44	1.38
Total income (loss) from operations	$2.85	$0.58	$(3.69)	$4.99	$0.44	$1.43
Less Distributions
From net investment income	$(0.09)	$(0.02)	$(0.03)	$(0.01)	$(0.07)	$(0.03)
From net realized gain	—	(0.48)	(2.55)	(0.15)	(0.43)	(1.12)
Total distributions	$(0.09)	$(0.50)	$(2.58)	$(0.16)	$(0.50)	$(1.15)
Net asset value — End of period	$15.39	$12.63	$12.55	$18.82	$13.99	$14.05
Total Return(3)	22.64%	4.69%(4)	(22.54)%	35.88%	2.98%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,290	$15,816	$17,980	$28,269	$21,164	$24,111
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.07%	1.89%(6)	1.83%	1.65%	1.83%	1.93%
Net expenses	1.31%(7)	1.35%(6)(7)	1.35%(7)	1.35%	1.35%	1.35%
Net investment income (loss)	0.16%	0.51%(6)	0.05%	(0.04)%	0.00%(8)	0.34%
Portfolio Turnover	46%	47%(4)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
(8)	Amount is less than 0.005%.
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
8
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019
Net asset value — Beginning of period	$8.58	$8.72	$13.87	$10.42	$10.59	$10.69
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.02)	$(0.07)	$(0.10)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	1.92	0.36	(2.60)	3.71	0.34	1.03
Total income (loss) from operations	$1.86	$0.34	$(2.67)	$3.61	$0.26	$0.98
Less Distributions
From net investment income	$(0.03)	$ —	$ —	$ —	$ —	$ —
From net realized gain	—	(0.48)	(2.48)	(0.16)	(0.43)	(1.08)
Total distributions	$(0.03)	$(0.48)	$(2.48)	$(0.16)	$(0.43)	$(1.08)
Net asset value — End of period	$10.41	$8.58	$8.72	$13.87	$10.42	$10.59
Total Return(2)	21.70%	3.98%(3)	(23.12)%	34.86%	2.25%	11.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$955	$827	$1,081	$1,995	$2,202	$3,227
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.82%	2.64%(5)	2.58%	2.40%	2.58%	2.68%
Net expenses	2.06%(6)	2.10%(5)(6)	2.10%(6)	2.10%	2.10%	2.10%
Net investment loss	(0.59)%	(0.24)%(5)	(0.70)%	(0.79)%	(0.75)%	(0.45)%
Portfolio Turnover	46%	47%(3)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
9
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31,
			2022	2021	2020	2019
Net asset value — Beginning of period	$13.23	$13.13	$19.57	$14.53	$14.58	$14.24
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.10	$0.04	$0.04	$0.03	$0.08
Net realized and unrealized gain (loss)	2.97	0.54	(3.86)	5.20	0.45	1.44
Total income (loss) from operations	$3.03	$0.64	$(3.82)	$5.24	$0.48	$1.52
Less Distributions
From net investment income	$(0.13)	$(0.06)	$(0.08)	$(0.04)	$(0.11)	$(0.06)
From net realized gain	—	(0.48)	(2.54)	(0.16)	(0.42)	(1.12)
Total distributions	$(0.13)	$(0.54)	$(2.62)	$(0.20)	$(0.53)	$(1.18)
Net asset value — End of period	$16.13	$13.23	$13.13	$19.57	$14.53	$14.58
Total Return(2)	22.97%	4.94%(3)	(22.34)%	36.28%	3.18%	12.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,721	$7,423	$5,800	$11,906	$8,354	$9,273
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.82%	1.64%(5)	1.58%	1.40%	1.58%	1.68%
Net expenses	1.06%(6)	1.09%(5)(6)	1.10%(6)	1.10%	1.10%	1.10%
Net investment income	0.42%	0.76%(5)	0.27%	0.21%	0.24%	0.57%
Portfolio Turnover	46%	47%(3)	45%	58%	51%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022).
Financial information from November 1, 2018 through the close of business on September 15, 2023 is for the Eaton Vance Global Small-Cap Equity Fund, which was reorganized into the Calvert Global Small-Cap Equity Fund as of the close of business on September 15, 2023. The Eaton Vance Global Small-Cap Equity Fund had a fiscal year-end of October 31. See Notes 1 and 10 to Financial Statements.
10
See Notes to Financial Statements.

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Small-Cap Equity Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term total return. The Fund is the accounting successor to the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 10). The Fund also inherited the Predecessor Fund's historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
11

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$724,369	$ —	$724,369
Belgium	—	298,152	—	298,152
Canada	766,508	—	—	766,508
France	—	176,666	—	176,666
Germany	—	435,830	—	435,830
Italy	—	878,640	—	878,640
Japan	116,337	2,881,277	—	2,997,614
Luxembourg	—	14,075	—	14,075
Netherlands	—	404,129	—	404,129
New Zealand	—	135,004	—	135,004
Singapore	—	103,246	—	103,246
Spain	—	241,190	—	241,190
Sweden	—	517,819	—	517,819
Switzerland	—	148,690	—	148,690
United Kingdom	112,759	2,440,516	—	2,553,275
United States	15,415,079	—	—	15,415,079
Total Common Stocks	$16,410,683	$9,399,603(1)	$ —	$25,810,286
Short-Term Investments:
Affiliated Fund	$300,524	$ —	$ —	$300,524
Securities Lending Collateral	117,521	—	—	117,521
Total Investments	$16,828,728	$9,399,603	$ —	$26,228,331

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares.
12

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.725%
$1 billion but less than $2.5 billion	0.700%
$2.5 billion but less than $5 billion	0.680%
$5 billion and over	0.665%
For the year ended September 30, 2024, the investment advisory fee amounted to $192,241 or 0.75% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL) to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $336 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.31%, 2.06% and 1.06% for Class A, Class C and Class I respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023. For the year ended September 30, 2024, CRM and EVAIL waived and/or reimbursed expenses in total of $193,353.
13

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $30,759.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $40,564 and $8,947 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $243 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $2,931 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,687,394 and $14,934,595, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the year ended September 30, 2024, the eleven months ended September 30, 2023 and the year ended October 31, 2022 was as follows:
	Year Ended September 30, 2024	Eleven Months Ended September 30, 2023	Year Ended October 31, 2022

Ordinary income	$193,917	$48,909	$1,505,681
Long-term capital gains	$ —	$937,521	$4,248,638
During the year ended September 30, 2024, distributable earnings was increased by $199,658 and paid-in capital was decreased by $199,658 due to the Fund's use of equalization accounting and differences between book and tax accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.
These reclassifications had no effect on the net assets or net asset value per share of the Fund.
14

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$255,685
Undistributed long-term capital gains	876,239
Net unrealized appreciation	6,160,491
Distributable earnings	$7,292,415
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$20,068,324
Gross unrealized appreciation	$6,839,006
Gross unrealized depreciation	(678,999)
Net unrealized appreciation	$6,160,007
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan was $483,705 and the total value of collateral received was $504,782, comprised of cash of $117,521 and U.S. government and/or agencies securities of $387,261.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$117,521	$ —	$ —	$ —	$117,521
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
15

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $300,524, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$119,406	$8,269,802	$(8,088,684)	$ —	$ —	$300,524	$11,902	300,524
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	September 30, 2024		Eleven Months Ended September 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	41,358	$580,254	74,948	$995,709	77,477	$1,127,641
Reinvestment of distributions	7,209	101,437	52,006	628,387	222,819	3,549,501
Shares redeemed	(242,388)	(3,398,913)	(307,839)	(4,032,130)	(369,251)	(5,156,482)
Net decrease	(193,821)	$(2,717,222)	(180,885)	$(2,408,034)	(68,955)	$(479,340)
Class C
Shares sold	6,574	$61,299	3,398	$30,848	9,484	$99,315
Reinvestment of distributions	293	2,800	6,452	54,455	31,457	350,428
Shares redeemed	(11,463)	(109,620)	(37,519)	(339,980)	(60,810)	(593,958)
Net decrease	(4,596)	$(45,521)	(27,669)	$(254,677)	(19,869)	$(144,215)
Class I
Shares sold	185,279	$2,647,685	377,921	$5,238,326	90,384	$1,364,487
Reinvestment of distributions	5,438	79,990	17,826	230,131	92,437	1,537,221
Shares redeemed	(211,085)	(3,094,345)	(276,551)	(3,779,276)	(349,307)	(5,291,669)
Net increase (decrease)	(20,368)	$(366,670)	119,196	$1,689,181	(166,486)	$(2,389,961)
16

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Notes to Financial Statements — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	1,252,158	$16,397,376
Class C	97,244	$865,314
Class I	747,837	$10,256,312

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund.
17

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Global Small-Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Global Small-Cap Equity Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period from November 1, 2022 through September 30, 2023, and for the year ended October 31, 2022, the financial highlights for the year then ended, for the period from November 1, 2022 through September 30, 2023, and for each of the four years in the period ended October 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period from November 1, 2022 through September 30, 2023, and for the year ended October 31, 2022, and the financial highlights for the year then ended, for the period from November 1, 2022 through September 30, 2023, and for each of the four years in the period ended October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
18

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $301,257, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 60.4% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2024, $960,122 or, if subsequently determined to be different, the net capital gain of such year.
19

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
20

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Global Small-Cap Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended April 30, 2024. This performance data indicated that the Fund had underperformed the average of its peer universe and its benchmark index for the one- and five-year periods ended April 30, 2024; while the Fund had outperformed the average of its peer universe for the three-year period ended April 30, 2024, while it had
21

Calvert
Global Small-Cap Equity Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

underperformed its benchmark index for the same period. The Board took into account management’s discussion of the Fund’s performance and that the performance prior to September 15, 2023 reflected that of the Fund’s predecessor fund. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of other funds overseen by the Trustees. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund through September 15, 2028. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
22

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CSMAX-NCSR 9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024